UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

As filed with the Securities and Exchange Commission on March 16, 2005

Registration Nos. 333-119022; 811-21634

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

Access One Trust

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road, Columbus, Ohio	43219
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 428-3873

With copies to:

J.B. Kittredge, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates only to the Access Commodity Fund and Access Bear Commodity Fund. No information relating to any other series or class of series of the Access One Trust is amended or superseded hereby.

Subject to Completion

Preliminary Prospectus dated March 16, 2005

Prospectus – Investor and Service Class Shares

[Date]

Access Commodity FundSM

Access Bear Commodity FundSM

[LOGO] ProFund Advisors LLC

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[1]	ACCESS COMMODITY FUNDSM
[2]	Investment Summary

[3]	ACCESS BEAR COMMODITY FUNDSM
[3]	Investment Summary

[5]	DISCUSSION OF PRINCIPAL AND OTHER RISKS

[8]	ADDITIONAL DISCUSSION OF INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS

[10]	GENERAL INFORMATION

[11]	SHAREHOLDER INFORMATION

[22]	FUND MANAGEMENT

[23]	FINANCIAL HIGHLIGHTS

Access Commodity FundSM

Investment Summary

Investment Objective. Access Commodity Fund (the “Commodity Fund”) seeks to provide investment results that correspond generally to the total return of the commodity markets.

The Commodity Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies. The Commodity Fund will invest primarily in commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, that provide exposure to the investment returns of the commodity markets as an alternative to direct investments in physical commodities. The Commodity Fund may also invest in common and preferred stocks and in convertible securities of issuers in commodity-related industries. Commodities are assets that have tangible properties, such as precious metals, industrial metals, food and fiber, livestock, grain and other agricultural products and oil and other tangible energy products. The Commodity Fund does not currently intend to invest directly in physical commodities. To the extent that the Commodity Fund uses certain leveraged commodity-linked financial instruments, the Commodity Fund will hold money market securities or cash equivalents to collateralize obligations arising under those instruments. The Commodity Fund will generally apply passive management techniques in seeking investment exposure to the commodity markets and as such the Commodity Fund may have concentrated exposure towards a particular portion of the commodity markets. The Commodity Fund reserves the right to effect its portfolio transactions through one or more intermediaries.

The Commodity Fund will achieve its commodity exposure primarily through commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, but may invest in each type of instrument without limitation, consistent with applicable regulations. ProFund Advisors LLC (the “Advisor”) seeks to invest the Commodity Fund’s assets so that the combination of its investments provides investment results that correspond to the commodity markets and may employ strategies that result in high portfolio turnover. In managing the Commodity Fund, the Advisor takes into consideration, among other things, the relative liquidity of and transaction costs associated with a particular investment. Under normal market conditions, the Commodity Fund will own commodity-linked financial instruments that have economic characteristics similar to the commodity markets and/or will invest in common and preferred stocks and in convertible securities of issuers in commodity-related industries in an amount at least equal to 80% of the Commodity Fund’s net assets (plus any borrowings for investment purposes). The Advisor does not conduct fundamental analysis in managing the Commodity Fund.

The Commodity Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Commodity Fund is not a complete investment program.

As noted above, the Commodity Fund may utilize a variety of financial instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. The Commodity Fund typically will seek to gain exposure to the commodity markets by investing in swap agreements and/or structured notes relating to commodities. Swap transactions are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Typically, in a commodity swap agreement, the Commodity Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying an agreed-upon interest rate and/or fee to the counterparty. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. The Commodity Fund may invest a significant portion of its assets in structured notes where the principal and/or interest is determined by reference to the performance or value of a commodities index or portion of an index, commodity futures contracts or a single commodity.

The Commodity Fund seeks to maintain exposure to the commodity markets regardless of market conditions and without taking defensive positions. As noted above, the Commodity Fund will hold money market securities or cash equivalents to collateralize obligations arising under the financial instruments utilized by the Commodity Fund.

1

However, the Commodity Fund will not invest in cash or other instruments for defensive purposes in anticipation of an adverse climate for the commodity markets. However, because it may be difficult for the Commodity Fund to achieve its stated investment objective any time its assets fall below $1 million, the Advisor may invest the assets of the Commodity Fund in cash and cash equivalent positions until the level of net assets increases. As a result, the Commodity Fund may not achieve its investment objective during this period. To find out if the Commodity Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637.

The Commodity Fund may invest without limit in foreign securities and financial instruments. There is no assurance that the Commodity Fund will achieve its investment objective.

Principal Risk Considerations. The principal risks of investing in the Commodity Fund are Active Investor Risk, Commodity Linked Financial Instruments Risk, Concentration Risk, Credit Risk, Counterparty Risk, Liquidity Risk, Aggressive Investment Technique Risk, Foreign Investment Risk, Tax Risk, Commodity-Related Companies Risk, Management Risk, Market Risk, Non-diversification Risk, Repurchase Agreement Risk, Valuation Risk, Issuer Risk and Lack of Operating History Risk.

For more information on the Principal Risks of an investment in the Commodity Fund, please see “Discussion of Principal and Other Risks” on page     .

Fund Performance

This section would normally include a bar chart and a performance table showing how the Commodity Fund has performed and how its performance has varied from year to year. Because the Commodity Fund had not commenced operations prior to the date of this prospectus, the bar chart and performance table are not shown.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of the Commodity Fund.

Shareholder Fees (fees paid directly from your investment) [to be updated]

	Investor Class		Service Class
Wire Redemption Fee[1]	$10		$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Management Fees	[0.75	%]	[0.75	%]
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	0.80%		0.80%

Total Annual Fund Operating Expenses	[1.55	%]	[2.55	%]

[1]	This charge may be waived at the discretion of the Fund.

*	Other expenses are based on estimated amounts for current fiscal year.

Example: This example is intended to help you compare the cost of investing in the Commodity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year		Three Years
Investor Class	[$158	]	[$490	]
Service Class	[$258	]	[$793	]

2

Access Bear Commodity FundSM

Investment Summary

Investment Objective. Access Bear Commodity Fund (the “Bear Commodity Fund”) seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the commodity markets.

The Bear Commodity Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies. The Bear Commodity Fund will invest primarily in commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, that provide inverse exposure to the investment returns of the commodity markets. The Bear Commodity Fund may also invest in, or take short positions in, common and preferred stocks and in convertible securities of issuers in commodity-related industries. Commodities are assets that have tangible properties, such as precious metals, industrial metals, food and fiber, livestock, grain and other agricultural products and oil and other tangible energy products. The Bear Commodity Fund does not currently intend to invest directly in physical commodities. To the extent that the Bear Commodity Fund uses certain leveraged commodity-linked financial instruments, the Bear Commodity Fund will hold money market securities or cash equivalents to collateralize obligations arising under those instruments. The Bear Commodity Fund will generally apply passive management techniques in seeking inverse investment exposure to the commodity markets and as such the Bear Commodity Fund may have concentrated (inverse) exposure towards a particular portion of the commodity markets. The Bear Commodity Fund reserves the right to effect its portfolio transactions through one or more intermediaries.

The Bear Commodity Fund will achieve its inverse commodity exposure primarily through commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, but may invest in each type of instrument without limitation, consistent with applicable regulations. The Advisor seeks to invest the Bear Commodity Fund’s assets so that the combination of its investments provides investment results that correspond to the inverse of the commodity markets and may employ strategies that result in high portfolio turnover. In managing the Bear Commodity Fund, the Advisor takes into consideration, among other things, the relative liquidity of and transaction costs associated with a particular investment. Under normal market conditions, the Bear Commodity Fund will own commodity-linked financial instruments that have economic characteristics similar to the inverse of the commodity markets and/or will invest or take short positions in common and preferred stocks and in convertible securities of issuers in commodity-related industries in an amount at least equal to 80% of the Bear Commodity Fund’s net assets (plus any borrowings for investment purposes). The Advisor does not conduct fundamental analysis in managing the Bear Commodity Fund.

The Bear Commodity Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Bear Commodity Fund is not a complete investment program.

As noted above, the Bear Commodity Fund may utilize a variety of financial instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. The Bear Commodity Fund typically will seek to gain inverse exposure to the commodity markets by investing in swap agreements and/or structured notes relating to commodities. Swap transactions are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Typically, in a commodity swap agreement, the Bear Commodity Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying an agreed-upon interest rate and/or fee to the counterparty. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. The Bear Commodity Fund may invest a significant portion of its assets in structured notes where the principal and/or interest is determined by reference to the performance or value of a commodities index or portion of an index, commodity futures contracts or a single commodity.

3

The Bear Commodity Fund seeks to maintain inverse exposure to the commodity markets regardless of market conditions and without taking defensive positions. As noted above, the Bear Commodity Fund will hold money market securities or cash equivalents to collateralize obligations arising under the financial instruments utilized by the Bear Commodity Fund. However, the Bear Commodity Fund will not invest in cash or other instruments for defensive purposes in anticipation of a positive climate for the commodity markets (which would be an adverse climate for the Bear Commodity Fund). However, because it may be difficult for the Bear Commodity Fund to achieve its stated investment objective any time its assets fall below $1 million, the Advisor may invest the assets of the Bear Commodity Fund in cash and cash equivalent positions until the level of net assets increases. As a result, the Bear Commodity Fund may not achieve its investment objective during this period. To find out if the Bear Commodity Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637.

The Bear Commodity Fund may invest or take short positions without limit in foreign securities and financial instruments. There is no assurance that the Bear Commodity Fund will achieve its investment objective.

Principal Risk Considerations. The principal risks of investing in the Bear Commodity Fund are Active Investor Risk, Commodity Linked Financial Instruments Risk, Concentration Risk, Inverse Correlation Risk, Credit Risk, Counterparty Risk, Liquidity Risk, Aggressive Investment Technique Risk, Foreign Investment Risk, Tax Risk, Commodity-Related Companies Risk, Short Sale Risk, Management Risk, Market Risk, Non-diversification Risk, Repurchase Agreement Risk, Valuation Risk, Issuer Risk and Lack of Operating History Risk.

For more information on the Principal Risks of an investment in the Bear Commodity Fund, please see “Discussion of Principal and Other Risks” on page     .

Fund Performance

This section would normally include a bar chart and a performance table showing how the Bear Commodity Fund has performed and how its performance has varied from year to year. Because the Bear Commodity Fund had not commenced operations prior to the date of this prospectus, the bar chart and performance table are not shown.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of the Bear Commodity Fund.

Shareholder Fees (fees paid directly from your investment) [to be updated]

	Investor Class		Service Class
Wire Redemption Fee[1]	$10		$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Management Fees	[0.75	%]	[0.75	%]
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	0.80%		0.80%

Total Annual Fund Operating Expenses	[1.55	%]	[2.55	%]

[1]	This charge may be waived at the discretion of the Fund.

*	Other expenses are based on estimated amounts for current fiscal year.

4

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year		Three Years
Investor Class	[$158	]	[$490	]
Service Class	[$258	]	[$793	]

Discussion of Principal and Other Risks

Like all investments, investing in the Funds entail risks. Many factors affect the value of an investment in the Funds. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are identified in each Fund’s description and are described below. The Funds may be subject to risks in addition to those identified as principal risks. The Fund presents some risks not traditionally associated with most mutual funds. Please refer to the section titled “Additional Information Regarding Investment Strategies and Risks” below and the Statement of Additional Information for additional information regarding strategies and risks.

An investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not guaranteed to achieve its investment objective, and an investment in the Fund could lose money.

The following risks may or may not apply to each Fund:

•	Active Investor Risk – ProFund Advisors expects a significant portion of the assets of the Access One Trust (the “Trust”) to come from professional money managers and investors who use the Trust as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading of Trust shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Trust may negatively impact fund of the Trust’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a fund of the Trust’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

•	Commodity-Linked Financial Instruments Risk – The Funds’ investments in commodity-linked financial instruments may subject the Funds to special risks that do not apply to all financial instruments (see “Aggressive Investment Technique Risk” below). The value of a commodity-linked financial instrument generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodity markets. The value of commodity-linked financial instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, cartels, tariffs and international economic, political and regulatory developments, including war. Because the performance of commodity-linked financial instruments is linked to the performance of underlying commodity prices, these investments are subject to market risks that relate to the movement of prices in the commodity markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked financial instruments the Funds buy, which may make it difficult for a Fund to sell them at an acceptable price. The Funds’ use of commodity-linked financial instruments may be limited due to the lack of availability or tax considerations. See “Tax Risk” below.

As noted above, the Funds will typically seek to gain exposure to the commodity markets by investing in swap agreements and/or structured notes relating to commodities. Swap transactions are privately negotiated agreements between a Fund and a counterparty and the obligations thereunder may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. Structured notes are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt instruments. Therefore, at the maturity of the note, a Fund may receive more or less principal than it originally invested. A Fund might receive interest payments on the notes that are more or less than the stated coupon interest payments.

5

•	Concentration Risk – As noted above, the Funds will generally apply passive management techniques in seeking inverse investment exposure to the commodity markets and as such may have concentrated (inverse) exposure towards a particular portion of the commodity markets To the extent that a Fund’s investments are concentrated in a particular portion of the commodity markets, that Fund will be more susceptible to the risks associated with that portion of the commodity markets than if the Fund were not concentrated in such a manner.

•	Inverse Correlation Risk – Because the Bear Commodity Fund’s investment objective is to provide investment results that correspond generally to the inverse (opposite) of the total return of the commodity markets, the Bear Commodity Fund will generally lose value as the commodity markets are rallying (gaining value). This result is the opposite of traditional mutual funds, and certain of the risks discussed in this section regarding commodity markets apply to the Bear Commodity Fund in an inverse or opposite fashion than they would apply to a traditional mutual fund with exposure to the commodity markets.

•	Credit Risk – Credit risk is the risk that a Fund could lose money if the issuer or guarantor of a debt instrument (including a structured note or an over-the-counter agreement such as a swap) is unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Credit risk usually applies to most debt instruments. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Certain securities issued by U.S. Government agencies, authorities or instrumentalities in which a Fund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government and may be exposed to credit risk. As described under “Counterparty Risk” below, the Funds will also have substantial credit risk with respect to its counterparties in transactions involving commodity-linked and other financial instruments.

•	Counterparty Risk – The Funds will be subject to credit risk with respect to financial instruments entered into by the Funds. The counterparty to a financial instrument may default on its obligations under the related agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Liquidity Risk – In certain circumstances, it may be difficult for a Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Funds may invest, trading in such instruments may be relatively inactive. In addition, an unanticipated early market closing may result in a Fund being unable to sell or buy certain instruments on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of trades late in a trading day, that Fund might incur substantial losses.

•	Aggressive Investment Technique Risk – The Funds may use investment techniques that may be considered aggressive, including the use of swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation between the value of the instruments and the relevant commodity, security, index or market. These techniques also may expose a Fund to risks different from or possibly greater than the risks associated with investing directly in commodities or equity securities of commodity-related companies, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that commodity or security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying commodities or securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired.

•

Foreign Investment Risk – The Funds may invest (and the Bear Commodity Fund may take short positions) without limit in foreign securities and financial instruments. Securities of foreign issuers and financial instruments correlated to such securities may be more volatile than their U.S. counterparts for a

6

variety of reasons, such as economic or political developments (including embargoes, cartels, tariffs and war), public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by the Fund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. The Advisor does not actively seek to control the impact of foreign currency fluctuations on the Fund. Because commodity-related industries are frequently of substantial importance to the economies of specific countries, political and regulatory developments could have greater impact on commodity-related companies located or operating in foreign countries.

•	Tax Risk – As noted above, the Funds currently intends to gain most of its exposure to the commodity markets by entering into commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes. The status of these commodity swap contracts and other commodity-linked financial instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. The Funds have not obtained an opinion of counsel, and there are no specific Internal Revenue Service (“Service”) rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked financial instruments under the regulated investment company qualification provisions of the Code. If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

•	Commodity-Related Companies Risk – The Funds may also invest in (and the Bear Commodity Fund may take short positions in) common and preferred stocks and in convertible securities issued by companies in commodities-related industries. The stock prices of companies in commodities-related industries may experience greater price volatility than other types of common stocks. Securities issued by companies in commodities-related industries are particularly sensitive to changes in the prices of, and in supply and demand for, commodities. The value of securities issued by companies in commodities-related industries are subject to risks particular to commodities as described under “Commodity-Linked Financial Instruments Risk” above.

•	Short Sale Risk – Selling short is a technique that may be employed by the Bear Commodity Fund to seek results that are similar but opposite of the performance of the commodity markets. Short selling is accomplished by borrowing a security and then selling it. If the Bear Commodity Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price plus accrued interest is greater when the security is bought back, the Fund will incur a negative return (loss) on the transaction. The Bear Commodity Fund’s use of short sales may involve additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of the Fund and may lower the Fund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a Fund to be exposed to short sale risk.

•	Management Risk – The Advisor will apply various investment techniques and strategies in making investment decisions for the Funds, but there can be no guarantee that these techniques and strategies will achieve the desired results.

7

•	Market Risk – The Funds are subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The market price of investments held by the Funds may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to general market conditions which are not specifically related to a particular company or commodity, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

•	Non-diversification Risk – Each Fund is classified as “non-diversified” under the federal securities laws. Each Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. This would make the performance of each Fund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

•	Repurchase Agreement Risk – Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or a Fund may have difficulty exercising rights to the collateral.

•	Valuation Risk – During periods of reduced market liquidity or in the absence of readily available market quotations for securities and financial instruments in a Fund’s portfolio, the ability of the Fund to value the Fund’s investments becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund’s investments due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for a Fund to accurately assign a daily value to such investments.

•	Issuer Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand of the issuer’s goods or services.

•	Lack of Operating History Risk – The Funds are newly organized investment companies with no previous operating history. The Funds may not succeed in meeting their respective objectives and the Funds’ net asset value may decrease. In addition, if a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Additional Information Regarding Investment Strategies and Risks

This section provides additional information regarding some of the principal investments and related risks of the Funds. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. The following describes various instruments and strategies that the Funds may use in pursuing its investment objective. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. Like all investments, investing in the Funds entail risks. Many factors affect the value of an investment in the Funds. The factors most likely to have a significant impact on each Fund’s portfolio are called “principal risks.” The principal risks for the Funds are identified in the Investment Summary. The Funds may be subject to risks in addition to those identified as principal risks.

•	Cash Positions, such as money market instruments, U.S. Government securities, repurchase agreements and other cash equivalent positions, may be held by the Funds for investment purposes, to provide liquidity for shareholder transactions or to back investments in financial instruments.

8

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, which are used by U.S. and foreign banks, financial institutions, corporations, or other entities to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest. As noted above, to the extent that the Funds use commodity-linked financial instruments, the respective Fund will hold money market instruments or cash equivalents to collateralize obligations arising under those instruments.

•	Equity Securities include common stock, preferred securities, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation. To the extent the Funds invest in equity securities, they will be subject to equity risk. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a Fund to decrease.

•	Foreign Investment Foreign securities and financial instruments correlated to such securities or commodities may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by the Fund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. The Advisor does not actively seek to control the impact of foreign currency fluctuations on the Fund.

•	Forward Contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Futures or Futures Contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The

9

price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	Investment Company Securities, such as open end investment companies and exchange traded funds, provide a means for a Fund to obtain exposure to certain markets. The Funds may invest up to 10% of their respective total assets in securities of other investment companies. As a shareholder of an investment company, the Funds may indirectly bear service and other fees which are in addition to the fees the Funds pay its service providers.

•	Leveraged Investment Techniques Swap agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts are investment techniques that may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a Fund.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

•	Option Contracts grant one party a right, for a price, either to buy or sell a commodity, security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives you the right to sell a stock at an agreed-upon price on or before a certain date.

•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Funds as a short-term investment vehicle for cash positions.

•	U.S. Government Securities are securities issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

The Statement of Additional Information contains more information about the Funds, their investment strategies and related risks.

General Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (NAV) per share next calculated after your transaction request is received by the transfer agent in good order (i.e., required forms are complete and, in the case of a purchase, correct payment is received). Each Fund calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each Fund normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the NYSE is open for business.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Funds are open for business. If the exchange or market on which a Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.

10

Each Fund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the Fund sold it. See the Statement of Additional Information for more details.

Dividends and Distributions

Each Fund normally declares and distributes to shareholders at least annually all of the year’s accumulated net investment income and net capital gains, if any, and may declare additional capital gains distributions during a year. The Funds do not announce dividend distribution dates in advance. The Funds will reinvest distributions in additional shares of the respective Fund unless a shareholder has written to request distributions in cash (by check, wire or ACH). By selecting to receive distributions in cash, the shareholder agrees to the following conditions:

•	Any dividend or distribution check, which has been returned to a Fund, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the Fund from which such distribution was paid or, if the account is closed or only the Money Market ProFund is open, the funds will be reinvested into Money Market ProFund (information about the Money Market ProFund is contained in a separate prospectus which may be obtained by calling (888) 776-5717);

•	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the Fund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed; and

•	If a shareholder elects to receive distributions by check or wire, the Funds will, nonetheless, automatically reinvest such distributions in additional shares of the applicable Fund if they are $10 or less (and payable by check) or $25 or less (and payable by wire). A shareholder may elect to receive distributions via ACH regardless of amount.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Except where noted, the discussion below addresses only the U.S. Federal income tax consequences of an investment in the Funds and does not address any foreign, state or local tax consequences. Please see the Statement of Additional Information for more information.

•	The Funds do not ordinarily pay federal income tax on net investment income (which includes short-term capital gains) and net capital gains that they distribute to shareholders.

•	The Funds expect to distribute all or substantially all of its income and gains to shareholders every year or more often if in the best interest of Fund shareholders. For federal income tax purposes, distributions of investment income in the hands of taxable U.S. investors are generally taxable as ordinary income.

•	Whether a distribution by a Fund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on how long the Fund has owned (or is treated as having owned) the investments generating the distribution, not on how long an investor has owned shares of the Fund. Depending on how the Funds gain exposure to the commodity markets, substantially all of each Fund’s distributions may be taxed at ordinary income rates. Distributions are taxable even if they are paid from income or gains earned by a Fund prior to the investors purchase of Fund shares (which income or gains were thus included in the price paid for the Fund’s shares).

11

•	Distributions of gains from investments that a Fund owned (or is treated as having owned) for more than 12 months and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a Fund has owned (or is treated as having owned) for 12 months or less will be taxable as ordinary income. Distributions may also be subject to state and local taxes.

•	For taxable years beginning on or before December 21, 2008, distributions of investment income designated by a fund as derived from “qualified dividend income” – as further defined in the Statement of Additional Information – will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the holding period and other requirements are met at both the shareholder and fund level. The Funds do not expect a significant portion of its distributions to be derived from qualified dividend income.

•	Shareholders will generally be subject to tax on dividends regardless of how long they have held fund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested.

•	Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year will be taxable to shareholders in the calendar year in which the distributions are declared, rather that the calendar year in which the distributions are received.

•	If shareholders redeem their Fund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares.

•	If shareholders exchange Fund shares this will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

•	Shareholder transactions in a Fund’s shares resulting in gain from selling shares held for more than one year generally are taxed at capital gain rates, while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.

•	Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning on or before December 31, 2008.

•	Distributions from investments in securities of foreign issuers, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a Fund’s yield on those securities would decrease.

•	The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the Fund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse a fund for any penalty that the IRS may impose.

•	Non-U.S. Shareholders. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004, effective for taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008, the Funds generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, it is recommended that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the Funds.

12

SHAREHOLDER SERVICES GUIDE

You may purchase shares using any of the following methods.	How to Make An Initial Purchase	How to Purchase Additional Shares

Fund Minimums (all account types)	The minimum initial investment amounts are:	The minimum subsequent purchase amount is $100.

•      $4,000 for Roth, Regular and Spousal IRAs held in discretionary accounts controlled by a financial professional.

•      $5,000 for other discretionary accounts controlled by a financial professional.

•      $15,000 for self-directed accounts controlled directly by investors.

By Mail	Step 1: Complete a New Account Form (see “Completing your New Account Form”.)	Step 1: Complete an investment slip, which is attached to your transaction confirmation statement. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the Fund and the purchase amount. Make sure that your investment meets the additional purchase minimum.

Step 2: Make your check payable to Access One Trust. Write the name of the Fund and your account number, if known, on the check.

	Step 3: Send the signed New Account Form and check to: Access One Trust P.O. Box 182800 Columbus, OH 43218-2800	Step 3: Send the investment slip and check to: Access One Trust P.O. Box 182800 Columbus, OH 43218-2800

By Wire	Step 1: Complete a New Account Form (see “Completing your New Account Form”.)

Step 1: Call the Trust to inform us of:

•      your account number,

•      the amount to be wired, and

•      the Fund in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Trust).

	Step 2: Fax the New Account Form to (800) 782-4797 (toll-free) or (614) 470-8718. Call the Trust to: • confirm receipt of the faxed New Account Form,	Step 2: Contact your bank to initiate your wire transfer.

13

You may purchase shares using any of the following methods.	How to Make An Initial Purchase	How to Purchase Additional Shares
• request your new account number, and • receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Trust).

Send the original, signed New Account Form to:

Access One Trust P.O. Box 182800 Columbus, OH 43218-2800

Step 3: Instruct your bank to transfer money by wire to:

Huntington Bank Columbus, OH Routing/ABA #: 044000024 DDA # 01892150549

For further credit to: Your name, the name of the Fund, your Fund account number and your confirmation number.

Your wire normally must be received and accepted by the Trust between 8:00 a.m. and [ ] p.m., Eastern Time for a Fund to purchase shares the day of the wire transfer. Wires received after cut-off time may be rejected. Investment instructions provided to the Trust may be cancelled if the wire transfer is not received by [ ] p.m., Eastern Time. The Trust is not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received. On any day that a Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares
Minimum	At least $1,000 from a Fund within a self-directed account or, if less, for that Fund’s entire current value.

14

By Mail	Send a signed letter to:

Access One Trust P.O. Box 182800 Columbus, OH 43218-2800

The letter should include information necessary to process your request as described on pages 13 and 14. The Trust may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on page 15 or call the Trust for additional information.

By Telephone	Shareholder Services Representative:
(888) 776-3637 or (614) 470-8122 - Individual Investors only (888) 776-5717 - Financial Professionals and Institutions only

Interactive Voice Response System (IVR): Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

By Internet (exchanges only)	[to be provided]

Through a Financial Professional	Contact your financial professional with your instructions.

CONTACT INFORMATION

By Telephone:	(888) 776-3637 or (614) 470-8122 – Individual Investors only (888) 776-5717 – Institutions and Financial Professionals only

Fax:	(800) 782-4797 (toll-free) or (614) 470-8718.

Internet:	[to be provided]

Regular mail:	Access One Trust P.O. Box 182800 Columbus, OH 43218-2800

Overnight mail:	Access One Trust c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

Opening A New Account

The Funds offer two classes of shares through this prospectus: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly through ProFunds Distributors, Inc. (the “Distributor”) or through authorized financial professionals. Service Class Shares may only be purchased through authorized financial professionals and have service and distribution expenses not found in Investor Class Shares. There is a separate New Account Form for each class of shares. Please ensure you have the correct New Account Form before completing it.

15

Fund Accounts

To open a mutual fund account, you will need to complete a New Account Form. You should also read this Prospectus carefully prior to opening your account. Contact the Trust to request a New Account Form or download a New Account Form from the Trust’s Internet website. For guidelines to help you complete the Form, see instructions on this page.

Retirement Plan Accounts

The Funds sponsor several types of Individual Retirement Accounts (“IRAs”) and tax-sheltered annuities (“TSA or 403(b)(7) plans). The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, the Funds do not sponsor these plans nor do the Funds provide retirement reporting for these types of plans. Please visit the Trust’s Internet website or contact the Trust for a retirement plan account application.

Accounts Through Financial Professionals

Contact your financial professional for information on opening an account to invest in the Funds.

Completing your New Account Form

•	You must provide each account holder’s social security number or tax identification number and date of birth on the New Account Form.

•	Attach the title page and signature page of trust documents when establishing a trust account. Contact the Trust for information on what is required on each page.

•	When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

•	You must provide a street address (the Trust does not accept P.O. Box only addresses, however APO and FPO Armed Forces mailing addresses are acceptable). If account holders have different addresses, each address must be provided.

•	Be sure all parties named on the account sign the New Account Form.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by the Trust and/or its agents to verify the identity of the persons opening an account. If this information is not provided, the Trust may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, exchanges and redemptions may be suspended or restricted and the proceeds may be withheld, in accordance with applicable law.

Purchasing Shares

The Trust offers you the options to send purchase orders by mail or fax and to send purchase proceeds by check or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

Each Fund prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment received by stated cut-off times, and for new accounts, a properly completed New Account Form. The Trust cannot accept wire purchases on bank holidays. The Trust and its distributor may reject any purchase request, in whole or in part, for any reason.

16

Important information you should know when you Purchase Shares:

•	Instructions, written or by telephone, given to the Trust for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by the Trust. A wire purchase will be considered in good order if (i) you have completed and faxed a New Account Form; (ii) you have contacted the Trust and received a confirmation number, and (iii) the Trust receives and accepts your wire during the Trust’s wire processing times noted in the chart on page 11 and further described under “Additional Shareholder Information.”

•	Although the Trust does not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.

•	If the New Account Form does not designate a share class, your investment will be made in the Investor Class. Neither the Trust nor its distributor will be responsible for checks or wires being returned or rejected. If the check or wire cannot be identified, it may be returned or rejected. Checks submitted to the Trust will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.

•	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.

•	The Trust will ordinarily cancel your purchase order if your bank does not honor your check for any reason, or your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. The Trust (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the applicable Fund.

Exchanging Shares

Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange shares of either class of the Funds offered through this prospectus for shares of either Investor or Service Class Shares of any publicly available fund offered by the Trust or ProFunds, a registered open-end management investment company advised by the Advisor. Exchange requests, like any other share transaction, are subject to the Funds’ transaction cut-off times described on the next page.

The Trust will need the following information to process your exchange:

•	the account number applicable to the exchange transaction request.

•	the number of shares, percentage, or the dollar value of the shares you wish to exchange.

•	the Fund you are exchanging into.

Important information you should know when you Exchange Shares:

•	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.

•	The Trust can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	None of the Trust, the Trust’s distributor or the Trust’s transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the Fund from which you are exchanging.

•	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the respective Funds after the Funds have received your exchange request in good order.

17

•	The exchange privilege may be modified or discontinued at any time.

•	Before exchanging into a Fund, please read the Fund’s prospectus. To obtain a prospectus for any fund offered by the Trust, please call [ ]. To obtain a prospectus for any ProFund, please call [ ].

Redeeming Shares

You may redeem all or part of your shares at the NAV next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares.

The Trust will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	your daytime telephone number;

•	the dollar amount, percentage or number of shares being redeemed; and

•	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

•	By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

•	By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. The Trust charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call the Trust.

•	By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing this option on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by the Trust for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call the Trust.

Important information you should know when you sell shares:

•	Trust shareholders automatically have telephone redemption privileges unless they elect not to have these privileges on the New Account Form.

•	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your Trust account, you must make the request in writing. The signatures of registered owners must be guaranteed (see “Signature Guarantees”).

•	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount or your request may be treated as a complete redemption of the account.

•	The Trust normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check or through the Trust’s automatic investment plan, the Trust may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.

•

To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call the

18

Trust to request a retirement account distribution form or download the form from the Trust’s Internet website.

•	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of the Trust’s investors. Proceeds cannot be sent by wire or ACH on bank holidays.

Additional Shareholder Information

Account Minimums

Account minimums apply to all accounts with the Trust, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs as determined by their policies. In addition, the Trust reserves the right to modify its minimum account requirements at any time with or without prior notice.

The Trust reserves the right to involuntarily redeem an investor’s account, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by the Trust’s transfer agent, distributor, or authorized agent. All share transaction orders must be received in good order by the Trust’s transfer agent, distributor, or authorized agent before identified cut-off times to be processed at that business day’s NAV. Wires received after a Fund’s cut-off time will generally be rejected. A completed New Account Form does not constitute a purchase order until the transfer agent deems it in good order, verifies your identity, processes the New Account Form and receives correct payment by check or wire transfer. The following are transaction cut-off times for the Funds.

Method	Normal Cut-Off Time (Eastern Time) *	Additional Transaction Information (Eastern Time) *
By Mail	4:00 p.m.

By Telephone, Wire, Internet and IVR	[ ] p.m.	The Funds accept all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m. through 9:00 p.m.

*	On certain days before or after a NYSE holiday, the commodities markets may close early. On such days, the Fund will cease taking transactions 2 hours earlier than normal.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A check is being mailed to an address different than the one on your account.

•	A check or wire is being made payable to someone other than the account owner.

19

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your account with the Trust.

•	Other unusual situations as determined by the Trust’s transfer agent.

The Trust reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. The Trust reserves the right to reject a signature guarantee if it is not provided by a STAMP (Securities Transfer Agents Medallion Program – the official signature guarantee program recognized and approved by the financial industry) 2000 Medallion guarantor.

About Telephone and Internet Transactions

Telephone and Internet transactions are extremely convenient but are not free from risk. None of the Trust, the Trust’s distributor or the Trust’s agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone or Internet, call the Trust for instructions.

During periods of heavy market activity or other times, it may be difficult to reach the Trust by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The Trust may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on the Trust’s behalf. Such purchase and redemptions orders will be deemed to have been received by the Trust at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, shares transaction policies and limitations, including limitations on the numbers of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the Trust may use broker dealers who sell fund shares to effect portfolio transactions, the Trust does not consider the sale of Fund shares as a factor when selecting broker dealers to effect portfolio transactions.

Investor Class Shares and Service Class Shares bear fees payable to certain intermediaries or financial institutions for provision of record keeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the Funds are included in “Other Expenses” under “Annual Fund Operating Expenses” in this prospectus.

Distribution and Service (12b-1) Fees

Under a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) adopted by the Trustees, each Fund may pay broker-dealers (including, ProFunds Distributors, Inc. (the “Distributor”)), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals (“Authorized Firms”) up to 0.75%, on an annualized basis,

20

of average daily net assets attributable to Service Class Shares as compensation for service and distribution related activities. In addition, under the Plan, each Fund may pay Authorized Firms up to 0.25%, on an annualized basis, of average daily net assets attributable to Service Class Shares as compensation for shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder’s investment and may cost more than other types of sales charges.

The Distributor may pay all or any portion of the fee paid pursuant to the Plan (the “Distribution/Service Fee”) to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Service Class Shares, or for providing personal services to investors in Service Class Shares and/or the maintenance of shareholder accounts, and may retain all or any portion of the Distribution/Service Fee as compensation for the Distributor’s services as principal underwriter of the Service Class Shares of the Funds.

The Advisor or other service providers may utilize their own resources to finance distribution or service activities on behalf of the Funds, including compensating the Trust’s distributor and other third parties for distribution related activities or the provision of shareholder services. This compensation is not reflected in the fees and expenses section of the fee table for the Funds contained in this prospectus. In addition, the Distributor, the Advisor and its affiliates may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. Such additional payments or other incentives may include cash bonuses, granting access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. Such additional payments may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings. These payments may provide an incentive for financial firms to sell shares of the Fund and may promote the retention of their customer’s assets in the Fund. Please see the Statement of Additional Information for further information relating to these payments.

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a Fund, some transactions may be processed while others may not. This may result in Fund positions that you did not anticipate. None of the Trust, the Trust’s transfer agent or the Trust’s distributor will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks which have been returned to the Trust, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned, the proceeds will be deposited into the shareholder’s account from which the redemption was sent.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available (i) in the Trust’s Statement of Additional Information and (ii) on the Trust’s website at [to be provided].

Additional Shareholder Services

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 ½ years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

21

Account Statements and Confirmations

Direct shareholders will receive quarterly statements showing the market value of their Trust account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received.

Tax Statements

Each year, the Trust will send detailed tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and other retirement plans. Normally, in February of each year, the Trust will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Fund Management

Board of Trustees and Officers

The Trust’s Board of Trustees is responsible for the general supervision of the Funds. The Trust’s officers are responsible for the day-to-day operations of the Funds.

Investment Advisor

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland, 20814, serves as the investment adviser to the Funds. The Advisor oversees the investment and reinvestment of the assets in the Funds and also performs certain management services, including client support and other administrative services. The Advisor receives an annual fee equal to [0.75%] of the average daily net assets of each Fund. The Advisor bears the costs of providing advisory services.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Investment Officer of ProFund Advisors since 2003 and Director of Portfolio from 1997-2003, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each of the Trust’s funds and each ProFund is managed by an investment team chaired by Dr. Seale.

George O. Foster, Director of Portfolio since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, and Portfolio Manager since October 1999, Mr. Foster earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster oversees the day-to-day portfolio management activities of the investment teams. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

22

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed Funds:

Name and Title	Length of Service	Business Experience During Last 5 Years

The SAI provides additional information about the Portfolio Managers’ compensation, accounts managed by the Portfolio Managers and their ownership of the Funds.

Other Service Providers

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of the Trust’s shares. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the administrator to the Trust, providing operations, compliance and administrative services.

The Advisor also performs certain management services, including client support and other administrative services, for each Fund under a Management Services Agreement. The Advisor is entitled to receive annual fees equal to 0.15% of the average daily net assets of each Fund for such services.

Financial Highlights

Financial highlights are not currently available since the Funds had not commenced operations prior to the date of this prospectus.

You can find more detailed information about the Funds in the Trust’s current Statement of Additional Information (“SAI”), dated [    ], 2005. The SAI has been filed electronically with the Securities and Exchange Commission (“SEC”) and information relating to the Funds is incorporated by reference into, and is legally a part of, this Prospectus. To receive your free copy of the SAI, or the annual or semiannual reports, or if you have questions about investing in the Funds, write us at:

Access One Trust

P. O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

1-888-776-3637 For Individual Investors Only

1-888-776-5717 Institutions and Financial Professionals Only

or visit our website [    ]

You can find reports and other information about the Funds on the SEC’s website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File No. 811-21634

23

Subject to Completion

Preliminary Prospectus dated March 16, 2005

Prospectus – Class A Shares

[Date]

Access Commodity FundSM

Access Bear Commodity FundSM

[LOGO] ProFund Advisors LLC

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[1]	ACCESS COMMODITY FUNDSM
[1]	Investment Summary

[4]	ACCESS BEAR COMMODITY FUNDSM
[4]	Investment Summary

[8]	DISCUSSION OF PRINCIPAL AND OTHER RISKS

[14]	ADDITIONAL DISCUSSION OF INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS

[17]	GENERAL INFORMATION

[37]	SHAREHOLDER INFORMATION

[42]	FUND MANAGEMENT

[43]	FINANCIAL HIGHLIGHTS

Access Commodity FundSM

Investment Summary

Investment Objective. Access Commodity Fund (the “Commodity Fund”) seeks to provide investment results that correspond generally to the total return of the commodity markets.

The Commodity Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies. The Commodity Fund will invest primarily in commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, that provide exposure to the investment returns of the commodity markets as an alternative to direct investments in physical commodities. The Commodity Fund may also invest in common and preferred stocks and in convertible securities of issuers in commodity-related industries. Commodities are assets that have tangible properties, such as precious metals, industrial metals, food and fiber, livestock, grain and other agricultural products and oil and other tangible energy products. The Commodity Fund does not currently intend to invest directly in physical commodities. To the extent that the Commodity Fund uses certain leveraged commodity-linked financial instruments, the Commodity Fund will hold money market securities or cash equivalents to collateralize obligations arising under those instruments. The Commodity Fund will generally apply passive management techniques in seeking investment exposure to the commodity markets and as such the Commodity Fund may have concentrated exposure towards a particular portion of the commodity markets. The Commodity Fund reserves the right to effect its portfolio transactions through one or more intermediaries.

The Commodity Fund will achieve its commodity exposure primarily through commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, but may invest in each type of instrument without limitation, consistent with applicable regulations. ProFund Advisors LLC (the “Advisor”) seeks to invest the Commodity Fund’s assets so that the combination of its investments provides investment results that correspond to the commodity markets and may employ strategies that result in high portfolio turnover. In managing the Commodity Fund, the Advisor takes into consideration, among other things, the relative liquidity of and transaction costs associated with a particular investment. Under normal market conditions, the Commodity Fund will own commodity-linked financial instruments that have economic characteristics similar to the commodity markets and/or will invest in common and preferred stocks and in convertible securities of issuers in commodity-related industries in an amount at least equal to 80% of the

Commodity Fund’s net assets (plus any borrowings for investment purposes). The Advisor does not conduct fundamental analysis in managing the Commodity Fund.

The Commodity Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Commodity Fund is not a complete investment program.

As noted above, the Commodity Fund may utilize a variety of financial instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. The Commodity Fund typically will seek to gain exposure to the commodity markets by investing in swap agreements and/or structured notes relating to commodities. Swap transactions are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Typically, in a commodity swap agreement, the Commodity Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying an agreed-upon interest rate and/or fee to the counterparty. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. The Commodity Fund may invest a significant portion of its assets in structured notes where the principal and/or interest is determined by reference to the performance or value of a commodities index or portion of an index, commodity futures contracts or a single commodity.

The Commodity Fund seeks to maintain exposure to the commodity markets regardless of market conditions and without taking defensive positions. As noted above, the Commodity Fund will hold money market securities or cash equivalents to collateralize obligations arising under the financial instruments utilized by the Commodity Fund. However, the Commodity Fund will not invest in cash or other instruments for defensive purposes in anticipation of an adverse climate for the commodity markets. However, because it may be difficult for the Commodity Fund to achieve its stated investment objective any time its assets fall below $1 million, the Advisor may invest the assets of the Commodity Fund in cash and cash equivalent positions until the level of net assets increases. As a result, the Commodity Fund may not achieve its investment objective during this period. To find out if the Commodity Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637.

The Commodity Fund may invest without limit in foreign securities and financial instruments. There is no assurance that the Commodity Fund will achieve its investment objective.

Principal Risk Considerations. The principal risks of investing in the Commodity Fund are Active Investor Risk, Commodity Linked Financial Instruments Risk, Concentration Risk, Credit Risk, Counterparty Risk, Liquidity Risk, Aggressive Investment Technique Risk, Foreign Investment Risk, Tax Risk, Commodity-Related Companies Risk, Management Risk, Market Risk, Non-diversification Risk, Repurchase Agreement Risk, Valuation Risk, Issuer Risk and Lack of Operating History Risk.

For more information on the Principal Risks of an investment in the Commodity Fund, please see “Discussion of Principal and Other Risks” on page     .

Fund Performance

This section would normally include a bar chart and a performance table showing how the Commodity Fund has performed and how its performance has varied from year to year. Because the Commodity Fund had not commenced operations prior to the date of this prospectus, the bar chart and performance table are not shown.

Fees and Expenses of the Fund. The table describes the fees and expenses that you may pay if you buy and hold shares of the Commodity Fund.

Shareholder Fees (fees paid directly from your investment) [to be updated]

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	[0.75	%]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	[1.80	%]

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page 13.

[3]	This charge may be waived at the discretion of the Fund.

*	Other expenses are based on estimated amounts for current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Commodity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	One Year		Three Years
Class A Shares	[$649	]	[$1,014	]

Access Bear Commodity FundSM

Investment Summary

Investment Objective. Access Bear Commodity Fund (the “Bear Commodity Fund”) seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the commodity markets.

The Bear Commodity Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies. The Bear Commodity Fund will invest primarily in commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, that provide inverse exposure to the investment returns of the commodity markets. The Bear Commodity Fund may also invest in, or take short positions in, common and preferred stocks and in convertible securities of issuers in commodity-related industries. Commodities are assets that have tangible properties, such as precious metals, industrial metals, food and fiber, livestock, grain and other agricultural products and oil and other tangible energy products. The Bear Commodity Fund does not currently intend to invest directly in physical commodities. To the extent that the Bear Commodity Fund uses certain leveraged commodity-linked financial instruments, the Bear Commodity Fund will hold money market securities or cash equivalents to collateralize obligations arising under those instruments. The Bear Commodity Fund will generally apply passive management techniques in seeking inverse investment exposure to the commodity markets and as such the Bear Commodity Fund may have concentrated (inverse) exposure towards a particular portion of the commodity markets. The Bear Commodity Fund reserves the right to effect its portfolio transactions through one or more intermediaries.

The Bear Commodity Fund will achieve its inverse commodity exposure primarily through commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, but may invest in each type of instrument without limitation, consistent with applicable regulations. The Advisor seeks to invest the Bear Commodity Fund’s assets so that the combination of its investments provides investment results that correspond to the inverse of the commodity markets and may employ strategies that result in high portfolio turnover. In managing the Bear Commodity Fund, the Advisor takes into consideration, among other things, the relative liquidity of and transaction costs associated with a particular investment. Under normal market conditions, the Bear Commodity Fund will own commodity-linked financial instruments that have economic characteristics similar to the inverse of the commodity markets and/or will invest or take short positions in common and preferred stocks and in convertible securities of issuers in commodity-related industries in an amount at least equal to 80% of the Bear Commodity Fund’s net assets (plus any borrowings for investment purposes). The Advisor does not conduct fundamental analysis in managing the Bear Commodity Fund.

The Bear Commodity Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Bear Commodity Fund is not a complete investment program.

As noted above, the Bear Commodity Fund may utilize a variety of financial instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. The Bear Commodity Fund typically will seek to gain inverse exposure to the commodity markets by investing in swap agreements and/or structured notes relating to commodities. Swap transactions are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Typically, in a commodity swap agreement, the Bear Commodity Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying an agreed-upon interest rate and/or fee to the counterparty. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. The Bear Commodity Fund may invest a significant portion of its assets in structured notes where the principal and/or interest is determined by reference to the performance or value of a commodities index or portion of an index, commodity futures contracts or a single commodity.

The Bear Commodity Fund seeks to maintain inverse exposure to the commodity markets regardless of market conditions and without taking defensive positions. As noted above, the Bear Commodity Fund will hold money market securities or cash equivalents to collateralize obligations arising under the financial instruments utilized by the Bear Commodity Fund. However, the Bear Commodity Fund will not invest in cash or other instruments for defensive purposes in anticipation of a positive climate for the commodity markets (which would be an adverse climate for the Bear Commodity Fund). However, because it may be difficult for the Bear Commodity Fund to achieve its stated investment objective any time its assets fall below $1 million, the Advisor may invest the assets of the Bear Commodity Fund in cash and cash equivalent positions until the level of net assets increases. As a result, the Bear Commodity Fund may not achieve its investment objective during this period. To find out if the Bear Commodity Fund has sufficient assets to invest to attempt to meet its objective, you may call 1-888-776-3637.

The Bear Commodity Fund may invest or take short positions without limit in foreign securities and financial instruments. There is no assurance that the Bear Commodity Fund will achieve its investment objective.

Principal Risk Considerations. The principal risks of investing in the Bear Commodity Fund are Active Investor Risk, Commodity Linked Financial Instruments Risk, Concentration Risk, Inverse Correlation Risk, Credit Risk, Counterparty Risk, Liquidity Risk, Aggressive Investment

Technique Risk, Foreign Investment Risk, Tax Risk, Commodity-Related Companies Risk, Short Sale Risk, Management Risk, Market Risk, Non-diversification Risk, Repurchase Agreement Risk, Valuation Risk, Issuer Risk and Lack of Operating History Risk.

For more information on the Principal Risks of an investment in the Bear Commodity Fund, please see “Discussion of Principal and Other Risks” on page     .

Fund Performance

This section would normally include a bar chart and a performance table showing how the Bear Commodity Fund has performed and how its performance has varied from year to year. Because the Bear Commodity Fund had not commenced operations prior to the date of this prospectus, the bar chart and performance table are not shown.

Fees and Expenses of the Fund. The table describes the fees and expenses that you may pay if you buy and hold shares of the Bear Commodity Fund.

Shareholder Fees (fees paid directly from your investment) [to be updated]

Class A
Maximum sales charge (load) on purchases (as a % of original purchase price)	4.75%[1]
Maximum contingent deferred sales charge (as a % of the original purchase price)	None [2]
Sales charge (load) on reinvested distributions	None
Redemption fee on shares held less than 5 days (as a % of amount redeemed)	2.00%
Wire Redemption Fee[3]	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Class A
Management Fees	[0.75	%]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Operating Expenses	[1.80	%]

[1]	Lower front-end sales charges for Class A Shares may be available with a purchase of $50,000 or more.

[2]	Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase. See “Sales Charges” on page 13.

[3]	This charge may be waived at the discretion of the Fund.

*	Other expenses are based on estimated amounts for current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Bear Commodity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a

5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	One Year		Three Years
Class A Shares	[$649	]	[$1,014	]

Discussion of Principal and Other Risks

Like all investments, investing in the Funds entail risks. Many factors affect the value of an investment in the Funds. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are identified in each Fund’s description and are described below. The Funds may be subject to risks in addition to those identified as principal risks. The Fund presents some risks not traditionally associated with most mutual funds. Please refer to the section titled “Additional Information Regarding Investment Strategies and Risks” below and the Statement of Additional Information for additional information regarding strategies and risks.

An investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not guaranteed to achieve its investment objective, and an investment in the Fund could lose money.

The following risks may or may not apply to each Fund:

•	Active Investor Risk – ProFund Advisors expects a significant portion of the assets of the Access One Trust (the “Trust”) to come from professional money managers and investors who use the Trust as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading of Trust shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Trust may negatively impact fund of the Trust’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a fund of the Trust’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

•	Commodity-Linked Financial Instruments Risk – The Funds’ investments in commodity-linked financial instruments may subject the Funds to special risks that do not apply to all financial instruments (see “Aggressive Investment Technique Risk” below). The value of a commodity-linked financial instrument generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodity markets. The value of commodity-linked financial instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, cartels, tariffs and international economic, political and regulatory developments, including war. Because the performance of commodity-linked financial instruments is linked to the performance of underlying commodity prices, these investments are subject to market risks that relate to the movement of prices in the commodity markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked financial instruments the Funds buy, which may make it difficult for a Fund to sell them at an acceptable price. The Funds’ use of commodity-linked financial instruments may be limited due to the lack of availability or tax considerations. See “Tax Risk” below.

As noted above, the Funds will typically seek to gain exposure to the commodity markets by investing in swap agreements and/or structured notes relating to commodities. Swap transactions are privately negotiated agreements between a Fund and a counterparty and the obligations thereunder may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. Structured notes are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt instruments. Therefore, at the maturity of the note, a Fund may receive more or less principal than it originally invested. A Fund might receive interest payments on the notes that are more or less than the stated coupon interest payments.

•	Concentration Risk – As noted above, the Funds will generally apply passive management techniques in seeking inverse investment exposure to the commodity markets and as such may have concentrated (inverse) exposure towards a particular portion of the commodity markets To the extent that a Fund’s investments are concentrated in a particular portion of the commodity markets, that Fund will be more susceptible to the risks associated with that portion of the commodity markets than if the Fund were not concentrated in such a manner.

•

Inverse Correlation Risk – Because the Bear Commodity Fund’s investment objective is to provide investment results that correspond generally to the inverse (opposite) of the total return of the commodity markets, the Bear Commodity Fund will generally lose value as the commodity markets are rallying (gaining value). This result is the opposite of traditional mutual funds, and certain of the risks discussed in this section regarding commodity markets apply to the Bear Commodity Fund in an inverse or opposite fashion than they would apply to a traditional mutual fund with exposure to the commodity markets.

•	Credit Risk – Credit risk is the risk that a Fund could lose money if the issuer or guarantor of a debt instrument (including a structured note or an over-the-counter agreement such as a swap) is unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Credit risk usually applies to most debt instruments. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Certain securities issued by U.S. Government agencies, authorities or instrumentalities in which a Fund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government and may be exposed to credit risk. As described under “Counterparty Risk” below, the Funds will also have substantial credit risk with respect to its counterparties in transactions involving commodity-linked and other financial instruments.

•	Counterparty Risk – The Funds will be subject to credit risk with respect to financial instruments entered into by the Funds. The counterparty to a financial instrument may default on its obligations under the related agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Liquidity Risk – In certain circumstances, it may be difficult for a Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Funds may invest, trading in such instruments may be relatively inactive. In addition, an unanticipated early market closing may result in a Fund being unable to sell or buy certain instruments on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of trades late in a trading day, that Fund might incur substantial losses.

•

Aggressive Investment Technique Risk – The Funds may use investment techniques that may be considered aggressive, including the use of swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation between the value of the instruments and the relevant commodity, security, index or market. These techniques also may expose a Fund to risks different from or possibly greater than the risks associated with investing directly in commodities or equity securities of commodity-related companies, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that commodity or security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying commodities or securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired.

•	Foreign Investment Risk – The Funds may invest (and the Bear Commodity Fund may take short positions) without limit in foreign securities and financial instruments. Securities of foreign issuers and financial instruments correlated to such securities may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments (including embargoes, cartels, tariffs and war), public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by the Fund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. The Advisor does not actively seek to control the impact of foreign currency fluctuations on the Fund. Because commodity-related industries are frequently of substantial importance to the economies of specific countries, political and regulatory developments could have greater impact on commodity-related companies located or operating in foreign countries.

•

Tax Risk – As noted above, the Funds currently intends to gain most of its exposure to the commodity markets by entering into commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes. The status of these commodity swap contracts and other commodity-linked financial instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. The Funds have not obtained an opinion of counsel, and there are no specific Internal Revenue Service (“Service”) rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked financial instruments under the regulated investment company qualification provisions of the Code. If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

•	Commodity-Related Companies Risk – The Funds may also invest in (and the Bear Commodity Fund may take short positions in) common and preferred stocks and in convertible securities issued by companies in commodities-related industries. The stock prices of companies in commodities-related industries may experience greater price volatility than other types of common stocks. Securities issued by companies in commodities-related industries are particularly sensitive to changes in the prices of, and in supply and demand for, commodities. The value of securities issued by companies in commodities-related industries are subject to risks particular to commodities as described under “Commodity-Linked Financial Instruments Risk” above.

•

Short Sale Risk – Selling short is a technique that may be employed by the Bear Commodity Fund to seek results that are similar but opposite of the performance of the commodity markets. Short selling is accomplished by borrowing a security and then selling it. If the Bear Commodity Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price plus accrued interest is greater when the security is bought back, the Fund will incur a negative return (loss) on the transaction. The Bear Commodity Fund’s use of short sales may involve additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of the Fund and may lower the Fund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a Fund to be exposed to short sale risk.

•	Management Risk – The Advisor will apply various investment techniques and strategies in making investment decisions for the Funds, but there can be no guarantee that these techniques and strategies will achieve the desired results.

•	Market Risk – The Funds are subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The market price of investments held by the Funds may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to general market conditions which are not specifically related to a particular company or commodity, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

•	Non-diversification Risk – Each Fund is classified as “non-diversified” under the federal securities laws. Each Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers, if the Advisor determines that doing so is the most efficient means of meeting its investment objective. This would make the performance of each Fund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

•	Repurchase Agreement Risk – Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or a Fund may have difficulty exercising rights to the collateral.

•	Valuation Risk – During periods of reduced market liquidity or in the absence of readily available market quotations for securities and financial instruments in a Fund’s portfolio, the ability of the Fund to value the Fund’s investments becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund’s investments due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for a Fund to accurately assign a daily value to such investments.

•	Issuer Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand of the issuer’s goods or services.

•	Lack of Operating History Risk – The Funds are newly organized investment companies with no previous operating history. The Funds may not succeed in meeting their respective objectives and the Funds’ net asset value may decrease. In addition, if a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Additional Information Regarding Investment Strategies and Risks

This section provides additional information regarding some of the principal investments and related risks of the Funds. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. The following describes various instruments and strategies that the Funds may use in pursuing its investment objective. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. Like all investments, investing in the Funds entail risks. Many factors affect the value of an investment in the Funds. The factors most likely to have a significant impact on each Fund’s portfolio are called “principal risks.” The principal risks for the Funds are identified in the Investment Summary. The Funds may be subject to risks in addition to those identified as principal risks.

•	Cash Positions, such as money market instruments, U.S. Government securities, repurchase agreements and other cash equivalent positions, may be held by the Funds for investment purposes, to provide liquidity for shareholder transactions or to back investments in financial instruments.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, which are used by U.S. and foreign banks, financial institutions, corporations, or other entities to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest. As noted above, to the extent that the Funds use commodity-linked financial instruments, the respective Fund will hold money market instruments or cash equivalents to collateralize obligations arising under those instruments.

•	Equity Securities include common stock, preferred securities, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation. To the extent the Funds invest in equity securities, they will be subject to equity risk. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a Fund to decrease.

•	Foreign Investment Foreign securities and financial instruments correlated to such securities or commodities may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by the Fund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. The Advisor does not actively seek to control the impact of foreign currency fluctuations on the Fund.

•	Forward Contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Futures or Futures Contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	Investment Company Securities, such as open end investment companies and exchange traded funds, provide a means for a Fund to obtain exposure to certain markets. The Funds may invest up to 10% of their respective total assets in securities of other investment companies. As a shareholder of an investment company, the Funds may indirectly bear service and other fees which are in addition to the fees the Funds pay its service providers.

•	Leveraged Investment Techniques Swap agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts are investment techniques that may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a Fund.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

•	Option Contracts grant one party a right, for a price, either to buy or sell a commodity, security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives you the right to sell a stock at an agreed-upon price on or before a certain date.

•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Funds as a short-term investment vehicle for cash positions.

•	U.S. Government Securities are securities issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

The Statement of Additional Information contains more information about the Funds, their investment strategies and related risks.

General Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (NAV) per share next calculated after your transaction request is received by the transfer agent in good order (i.e., required forms are complete and, in the case of a purchase, correct payment is received). Each Fund calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each Fund normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the NYSE is open for business.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Funds are open for business. If the exchange or market on which a Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.

Each Fund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the Fund sold it. See the Statement of Additional Information for more details.

Dividends and Distributions

Each Fund normally declares and distributes to shareholders at least annually all of the year’s accumulated net investment income and net capital gains, if any, and may declare additional capital gains distributions during a year. The Funds do not announce dividend distribution dates in advance. The Funds will reinvest distributions in additional shares of the respective Fund unless a shareholder has written to request distributions in cash (by check, wire or ACH). By selecting to receive distributions in cash, the shareholder agrees to the following conditions:

•	Any dividend or distribution check, which has been returned to a Fund, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the Fund from which such distribution was paid or, if the account is closed or only the Money Market ProFund is open, the funds will be reinvested into Money Market ProFund (information about the Money Market ProFund is contained in a separate prospectus which may be obtained by calling (888) 776-5717);

•	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the Fund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed; and

•	If a shareholder elects to receive distributions by check or wire, the Funds will, nonetheless, automatically reinvest such distributions in additional shares of the applicable Fund if they are $10 or less (and payable by check) or $25 or less (and payable by wire). A shareholder may elect to receive distributions via ACH regardless of amount.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Except where noted, the discussion below addresses only the U.S. Federal income tax consequences of an investment in the Funds and does not address any foreign, state or local tax consequences. Please see the Statement of Additional Information for more information.

•	The Funds do not ordinarily pay federal income tax on net investment income (which includes short-term capital gains) and net capital gains that they distribute to shareholders.

•	The Funds expect to distribute all or substantially all of its income and gains to shareholders every year or more often if in the best interest of Fund shareholders. For federal income tax purposes, distributions of investment income in the hands of taxable U.S. investors are generally taxable as ordinary income.

•	Whether a distribution by a Fund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on how long the Fund has owned (or is treated as having owned) the investments generating the distribution, not on how long an investor has owned shares of the Fund. Depending on how the Funds gain exposure to the commodity markets, substantially all of each Fund’s distributions may be taxed at ordinary income rates. Distributions are taxable even if they are paid from income or gains earned by a Fund prior to the investors purchase of Fund shares (which income or gains were thus included in the price paid for the Fund’s shares).

•	Distributions of gains from investments that a Fund owned (or is treated as having owned) for more than 12 months and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a Fund has owned (or is treated as having owned) for 12 months or less will be taxable as ordinary income. Distributions may also be subject to state and local taxes.

•	For taxable years beginning on or before December 21, 2008, distributions of investment income designated by a fund as derived from “qualified dividend income” – as further defined in the Statement of Additional Information – will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the holding period and other requirements are met at both the shareholder and fund level. The Funds do not expect a significant portion of its distributions to be derived from qualified dividend income.

•	Shareholders will generally be subject to tax on dividends regardless of how long they have held fund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested.

•	Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year will be taxable to shareholders in the calendar year in which the distributions are declared, rather that the calendar year in which the distributions are received.

•	If shareholders redeem their Fund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares.

•	If shareholders exchange Fund shares this will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

•	Shareholder transactions in a Fund’s shares resulting in gain from selling shares held for more than one year generally are taxed at capital gain rates, while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.

•	Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning on or before December 31, 2008.

•	Distributions from investments in securities of foreign issuers, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a Fund’s yield on those securities would decrease.

•	The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the Fund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse a fund for any penalty that the IRS may impose.

•	Non-U.S. Shareholders. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004, effective for taxable years of the Funds beginning after December 31, 2004 and before January 1, 2008, the Funds generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, it is recommended that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the Funds.

Sales Charges

Class A Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission. The sales charge is up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. Except as described below, the offering price includes the front-end sales charge. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows: [to be updated]

Amount of Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested
Less than $50,000	4.75%
$50,000 but less than $100,000	4.50%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%
Over $1,000,000	0.00%*

*	For investments of $1 million or more, Class A Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price. The CDSC is used to reimburse ProFunds Distributors, Inc. (the “Distributor”) for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your intermediary directly.

Information regarding the Funds’ sales charge reductions is available on the Trust’s website [  ] free of charge. Additional information regarding sales charges is also available in the Statement of Additional Information.

How to Reduce your Sales Charges

You may be eligible to purchase Class A Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment, as described below. Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Trust holdings and ProFunds (a registered open-end management investment company advised by the Advisor) holdings to reduce your sales charge. Therefore references to “you” and “your” in the following paragraphs regarding sales charges refer to you and your immediate family. Please refer to www.[  ] for further information.

Rights of Accumulation

You may qualify for reduced initial sales charges based upon your existing investment in shares of any fund of the Trust or ProFund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A Shares of any fund of the Trust or ProFund that you own (other than Class A Shares of the Money Market ProFund or the Access Money Market Fund), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of any Fund with a value of $80,000 and wish to invest an additional $40,000 in Class A Shares of a Fund, the reduced initial sales charge of 3.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Transfer Agent with a list of the account numbers and the names in which your Fund accounts are registered at the time the purchase is made.

Letters of Intent

Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A Shares of a fund of the Trust or ProFund during a 13-month period. You may pay reduced initial sales charges by indicating on the account application that you intend to provide a LOI, and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the fund of the Trust or ProFund that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

Calculating the Initial Sales Charge

•	Each purchase of a fund of the Trust or ProFund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table above).

•	It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described above under “Rights of Accumulation” if the Transfer Agent is advised of all other accounts at the time of the investment.

•	Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI at your request. The LOI effective date will be the date of the first purchase within the 90-day period.

•	If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•	By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

•	If the intended investment is not completed, you will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Transfer Agent as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

•	If at any time before completion the LOI Program you request the Transfer Agent to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Class A Shares of the Money Market ProFund or Access Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

Repurchase of Class A Shares

If you have redeemed Class A Shares of any fund of the Trust or ProFund within the past 365 days, you may repurchase an equivalent amount of Class A Shares of any fund of the Trust or ProFund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

As discussed above, Class A Shares of the Money Market ProFund or Access Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

Sales Charge Waivers

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

•	Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

•	Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

•	Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Purchases by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees

(formerly Keogh/H.R. 10 plans)), 403(b) programs, and accounts managed by third parties do not qualify for this waiver.

•	Purchases by a broker-dealer for a managed account that is charged an asset-backed fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver.

•	Purchases by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver.

•	Purchases by a bank trust officer, registered representative or other employee (or a member of one of their immediate families) of investment professionals having agreements with a Selling Broker. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with a Selling Broker, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

Sales Charge Exceptions

You will not pay initial sales charges on the following:

•	New purchases of Class A Shares of the Money Market ProFund or Access Money Market Fund.

•	Class A Shares purchased by reinvesting dividends and distributions.

•	When exchanging Class A Shares of one Fund for Class A Shares of another fund of the Trust or ProFund offering such class, unless you are exchanging Class A Shares of the Money Market ProFund or Access Money Market Fund that have not previously been subject to a sales charge.

SHAREHOLDER SERVICES GUIDE

You may purchase shares using any of the following methods.	How to Make An Initial Purchase	How to Purchase Additional Shares

Fund Minimums (all account types)

The minimum initial investment amounts are:

•      $4,000 for Roth, Regular and Spousal IRAs held in discretionary accounts controlled by a financial professional.

•      $5,000 for other discretionary accounts controlled by a financial professional.

•      $15,000 for self-directed accounts controlled directly by investors.

The minimum subsequent purchase amount is $100.

By Mail	Step 1: Complete a New Account Form (see “Completing your New Account Form”.)	Step 1: Complete an investment slip, which is attached to your transaction confirmation statement. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the Fund and the purchase amount. Make sure that your investment meets the additional purchase minimum.

Step 2: Make your check payable to Access One Trust. Write the name of the Fund and your account number, if known, on the check.

You may purchase shares using any of the following methods.	How to Make An Initial Purchase	How to Purchase Additional Shares

	Step 3: Send the signed New Account Form and check to: Access One Trust P.O. Box 182800 Columbus, OH 43218-2800	Step 3: Send the investment slip and check to: Access One Trust P.O. Box 182800 Columbus, OH 43218-2800

By Wire	Step 1: Complete a New Account Form (see “Completing your New Account Form”.)

Step 1: Call the Trust to inform us of:

•      your account number,

•      the amount to be wired, and

•      the Fund in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Trust).

Step 2: Fax the New Account Form to (800) 782-4797 (toll-free) or (614) 470-8718. Call the Trust to:

•      confirm receipt of the faxed New Account Form,

•      request your new account number, and

•      receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Trust).

Step 2: Contact your bank to initiate your wire transfer.

You may purchase shares using any of the following methods.	How to Make An Initial Purchase	How to Purchase Additional Shares

Send the original, signed New Account Form to: Access One Trust P.O. Box 182800 Columbus, OH 43218-2800

Step 3: Instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA #: 044000024

DDA # 01892150549

For further credit to: Your name, the name of the Fund, your Fund account number and your confirmation number.

Your wire normally must be received and accepted by the Trust between 8:00 a.m. and [    ] p.m., Eastern Time for a Fund to purchase shares the day of the wire transfer. Wires received after cut-off time may be rejected. Investment instructions provided to the Trust may be cancelled if the wire transfer is not received by [    ] p.m., Eastern Time. The Trust is not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received. On any day that a Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares

Minimum	At least $1,000 from a Fund within a self-directed account or, if less, for that Fund’s entire current value.

By Mail

Send a signed letter to:

Access One Trust

P.O. Box 182800

Columbus, OH 43218-2800

The letter should include information necessary to process your request as described on pages 13 and 14. The Trust may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on page 15 or call the Trust for additional information.

By Telephone

Shareholder Services Representative:

(888) 776-3637 or (614) 470-8122 - Individual Investors only

(888) 776-5717 - Financial Professionals and Institutions only

Interactive Voice Response System (IVR):

Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

By Internet (exchanges only)	[to be provided]

Through a Financial Professional	Contact your financial professional with your instructions.

CONTACT INFORMATION

By Telephone:	(888) 776-3637 or (614) 470-8122 – Individual Investors only

(888) 776-5717 – Institutions and Financial Professionals only

Fax:	(800) 782-4797 (toll-free) or (614) 470-8718.

Internet:	[to be provided]

Regular mail:	Access One Trust
P.O. Box 182800
Columbus, OH 43218-2800

Overnight mail:	Access One Trust
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

Opening A New Account

The Fund offers one class of shares through this Prospectus: Class A Shares. Class A Shares may be purchased only through authorized financial professionals and have service and distribution expenses as described below. There is a separate New Account Form for Class A Shares. Please ensure you have the correct New Account Form before completing it.

Retirement Plan Accounts

The Funds sponsor several types of Individual Retirement Accounts (“IRAs”) and tax-sheltered annuities (“TSA or 403(b)(7) plans). The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, the Funds do not sponsor these plans nor do the Funds provide retirement reporting for these types of plans. Please visit the Trust’s Internet website or contact the Trust for a retirement plan account application.

Accounts Through Financial Professionals

Contact your financial professional for information on opening an account to invest in the Funds.

Completing your New Account Form

•	You must provide each account holder’s social security number or tax identification number and date of birth on the New Account Form.

•	Attach the title page and signature page of trust documents when establishing a trust account. Contact the Trust for information on what is required on each page.

•	When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

•	You must provide a street address (the Trust does not accept P.O. Box only addresses, however APO and FPO Armed Forces mailing addresses are acceptable). If account holders have different addresses, each address must be provided.

•	Be sure all parties named on the account sign the New Account Form.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by the Trust and/or its agents to verify the identity of the persons opening an account. If this information is not provided, the Trust may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, exchanges and redemptions may be suspended or restricted and the proceeds may be withheld, in accordance with applicable law.

Purchasing Shares

The Trust offers you the options to send purchase orders by mail or fax and to send purchase proceeds by check or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

Each Fund prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment received by stated cut-off times, and for new accounts, a properly completed New Account Form. The Trust cannot accept wire purchases on bank holidays. The Trust and its distributor may reject any purchase request, in whole or in part, for any reason.

Important information you should know when you Purchase Shares:

•	Instructions, written or by telephone, given to the Trust for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by the Trust. A wire purchase will be considered in good order if (i) you have completed and faxed a New Account Form; (ii) you have contacted the Trust and received a confirmation number, and (iii) the Trust receives and accepts your wire during the Trust’s wire processing times noted in the chart on page 11 and further described under “Additional Shareholder Information.”

•	Although the Trust does not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.

•	If the New Account Form does not designate a share class, your investment will be made in the Investor Class. Neither the Trust nor its distributor will be responsible for checks or wires being returned or rejected. If the check or wire cannot be identified, it may be returned or rejected. Checks submitted to the Trust will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.

•	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.

•	The Trust will ordinarily cancel your purchase order if your bank does not honor your check for any reason, or your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. The Trust (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the applicable Fund.

Exchanging Shares

Shareholders can exchange Class A Shares of the Funds for any publicly available fund of the Trust or ProFund. Exchange requests, like any other share transaction, are subject to the Trust’s transaction cut-off times described on the next page.

The Trust will need the following information to process your exchange:

•	the account number applicable to the exchange transaction request.

•	the number of shares, percentage, or the dollar value of the shares you wish to exchange.

•	the Fund you are exchanging into.

Important information you should know when you Exchange Shares:

•	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.

•	The Trust can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	None of the Trust, the Trust’s distributor or the Trust’s transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the Fund from which you are exchanging.

•	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the respective Funds after the Funds have received your exchange request in good order.

•	The exchange privilege may be modified or discontinued at any time.

•	Before exchanging into a Fund, please read the Fund’s prospectus. To obtain a prospectus for any fund offered by the Trust, please call [ ]. To obtain a prospectus for any ProFund, please call [ ].

Redeeming Shares

You may redeem all or part of your shares at the NAV next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares.

The Trust will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	your daytime telephone number;

•	the dollar amount, percentage or number of shares being redeemed; and

•	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

•	By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

•	By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. The Trust charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call the Trust.

•	By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing this option on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by the Trust for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call the Trust.

Important information you should know when you sell shares:

•	Trust shareholders automatically have telephone redemption privileges unless they elect not to have these privileges on the New Account Form.

•	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your Trust account, you must make the request in writing. The signatures of registered owners must be guaranteed (see “Signature Guarantees”).

•	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount or your request may be treated as a complete redemption of the account.

•	The Trust normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check or through the Trust’s automatic investment plan, the Trust may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.

•	To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call the Trust to request a retirement account distribution form or download the form from the Trust’s Internet website.

•	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of the Trust’s investors. Proceeds cannot be sent by wire or ACH on bank holidays.

Additional Shareholder Information

Account Minimums

Account minimums apply to all accounts with the Trust, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs as determined by their policies. In addition, the Trust reserves the right to modify its minimum account requirements at any time with or without prior notice.

The Trust reserves the right to involuntarily redeem an investor’s account, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by the Trust’s transfer agent, distributor, or authorized agent. All share transaction orders must be received in good order by the Trust’s transfer agent, distributor, or authorized agent before identified cut-off times to be processed at that business day’s NAV. Wires received after a Fund’s cut-off time will generally be rejected. A completed New Account Form does not constitute a purchase order until the transfer agent deems it in good order, verifies your identity, processes the New Account Form and receives correct payment by check or wire transfer. The following are transaction cut-off times for the Funds.

Method	Normal Cut- Off Time (Eastern Time) *	Additional Transaction Information (Eastern Time) *
By Mail	4:00 p.m.

By Telephone, Wire, Internet and IVR	[ ] p.m.	The Funds accept all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m. through 9:00 p.m.

*	On certain days before or after a NYSE holiday, the commodities markets may close early. On such days, the Fund will cease taking transactions 2 hours earlier than normal.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A check is being mailed to an address different than the one on your account.

•	A check or wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your account with the Trust.

•	Other unusual situations as determined by the Trust’s transfer agent.

The Trust reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. The Trust reserves the right to reject a signature guarantee if it is not provided by a STAMP (Securities Transfer Agents Medallion Program – the official signature guarantee program recognized and approved by the financial industry) 2000 Medallion guarantor.

About Telephone and Internet Transactions

Telephone and Internet transactions are extremely convenient but are not free from risk. None of the Trust, the Trust’s distributor or the Trust’s agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone or Internet, call the Trust for instructions.

During periods of heavy market activity or other times, it may be difficult to reach the Trust by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The Trust may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on the Fund’s behalf. Such purchase and redemptions orders will be deemed to have been received by the Fund at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, shares transaction policies and limitations, including limitations on the numbers of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the Fund may use broker dealers who sell fund shares to effect portfolio transactions, the Fund does not consider the sale of Fund shares as a factor when selecting broker dealers to effect portfolio transactions.

Class A Shares bear fees payable to certain intermediaries or financial institutions for provision of record keeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the Fund are included in “Other Expenses” under “Annual Fund Operating Expenses” in this prospectus.

Distribution and Service (12b-1) Fees

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees, the Funds may pay broker-dealers (including the Distributor), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals, a fee as compensation for service and distribution-related activities and/or shareholder services.

Under the Plan, Class A Shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund’s average daily net assets attributable to Class A Shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund’s average daily net assets attributable to Class A Shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A Shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

Normally, on purchases of Class A Shares, or, for purchases of Class A Shares in excess of one million dollars (after the first eighteen months of investment), the Distributor may pay all or any portion of the fee received pursuant to the Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) for providing services to investors in Class A Shares and/or the maintenance of shareholder accounts, or, if authorized by the Trustees, as commissions, asset-based sales charges or other compensation with respect to the sale of Class A Shares of each Fund, and may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of Class A Shares of each Fund.

The Advisor or other service providers may utilize their own resources to finance distribution or service activities on behalf of the Funds, including compensating a Fund’s distributor and other third parties for distribution related activities or the provision of shareholder services. This compensation is not reflected in the fees and expenses section of the fee table for the Funds contained in this prospectus. In addition, the Distributor, the Advisor and its affiliates may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. Such additional payments or other incentives may include cash bonuses, granting access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. Such additional payments may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings. Please see the Statement of Additional Information for further information relating to these payments.

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a Fund, some transactions may be processed while others may not. This may result in Fund positions that you did not anticipate. None of the Trust, the Trust’s transfer agent or the Trust’s distributor will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks which have been returned to the Trust, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned, the proceeds will be deposited into the shareholder’s account from which the redemption was sent.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available (i) in the Trust’s Statement of Additional Information and (ii) on the Trust’s website at [to be provided].

Additional Shareholder Services

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 ½ years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

Account Statements and Confirmations

Direct shareholders will receive quarterly statements showing the market value of their Trust account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received.

Tax Statements

Each year, the Trust will send detailed tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and other retirement plans. Normally, in February of each year, the Trust will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Fund Management

Board of Trustees and Officers

The Trust’s Board of Trustees is responsible for the general supervision of the Funds. The Trust’s officers are responsible for the day-to-day operations of the Funds.

Investment Advisor

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland, 20814, serves as the investment adviser to the Funds. The Advisor oversees the investment and reinvestment of the assets in the Funds and also performs certain management services, including client support and other administrative services. The Advisor receives an annual fee equal to [0.75%] of the average daily net assets of each Fund. The Advisor bears the costs of providing advisory services.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Investment Officer of ProFund Advisors since 2003 and Director of Portfolio from 1997-2003, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each of the Trust’s funds and each ProFund is managed by an investment team chaired by Dr. Seale.

George O. Foster, Director of Portfolio since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, and Portfolio Manager since October 1999, Mr. Foster earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster oversees the day-to-day portfolio management activities of the investment teams. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed Funds:

Name and Title	Length of Service	Business Experience During Last 5 Years

The SAI provides additional information about the Portfolio Managers’ compensation, accounts managed by the Portfolio Managers and their ownership of the Funds.

Other Service Providers

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of the Trust’s shares. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the administrator to the Trust, providing operations, compliance and administrative services.

The Advisor also performs certain management services, including client support and other administrative services, for each Fund under a Management Services Agreement. The Advisor is entitled to receive annual fees equal to 0.15% of the average daily net assets of each Fund for such services.

Financial Highlights

Financial highlights are not currently available since the Funds had not commenced operations prior to the date of this prospectus.

You can find more detailed information about the Funds in the Trust’s current Statement of Additional Information (“SAI”), dated [    ], 2005. The SAI has been filed electronically with the Securities and Exchange Commission (“SEC”) and information relating to the Funds is incorporated by reference into, and is legally a part of, this Prospectus. To receive your free copy of the SAI, or the annual or semiannual reports, or if you have questions about investing in the Funds, write us at:

Access One Trust

P. O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

1-888-776-3637 For Individual Investors Only

1-888-776-5717 Institutions and Financial Professionals Only

or visit our website [    ]

You can find reports and other information about the Funds on the SEC’s website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File No. 811-21634

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION – DATED MARCH 16, 2005.

ACCESS ONE TRUST

STATEMENT OF ADDITIONAL INFORMATION

Access Commodity FundSM

Access Bear Commodity FundSM

3435 Stelzer Road

Columbus, Ohio 43219

PHONE: 1-888-776-3637 For Individual Investors Only

1-888-776-5717 Institutions and Financial Professionals Only

This Statement of Additional Information describes Access One Trust, a Delaware statutory trust (“Trust”) and the Access Commodity Fund and the Access Bear Commodity Fund, two series of the Trust.

This Statement of Additional Information (“SAI”) is not a prospectus. The Access Commodity Fund and Access Bear Commodity Fund offer three classes of shares: Investor Class Shares, Service Class Shares and Class A Shares. This SAI should be read in conjunction with the Prospectus of Access Commodity Fund and Access Bear Commodity Fund, dated [            ], for the applicable class of shares, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus is available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at [            ] An annual report for the Funds will be available once the Funds have completed their first annual period.

2

ACCESS ONE TRUST

Description of Trust

The Trust is a Delaware statutory trust organized on July 29, 2004 and is registered with the Securities and Exchange Commission (“SEC” or “Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of eight separate series: Access High Yield FundSM, Access Money Market FundSM, Access Flex High Yield FundSM, Access Flex Bear High Yield FundSM, Access VP High Yield FundSM, Access VP Inverse High Yield FundSM, Access Commodity FundSM and Access Bear Commodity FundSM. Two series, the Access Commodity Fund and the Access Bear Commodity Fund (each a “Fund” and, collectively, the “Funds”), are discussed herein. Other Funds may be added in the future. The Funds are classified as non-diversified management investment companies. The investments made by the Funds and the results achieved by the Funds at any given time may not be the same as those made by other mutual funds for which the Advisor acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the Fund.

General Information

Reference is made to a Fund’s Prospectus for a discussion of the investment objectives and policies of the Fund. The discussion below supplements and should be read in conjunction with the Prospectus.

The investment restrictions of the Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental may be changed by the Trustees of the Fund without the approval of shareholders.

The investment strategies of the Funds are discussed below, and as discussed in a Fund’s Prospectus, may be used by the Fund if, in the opinion of ProFund Advisors LLC (the “Advisor”), these strategies will be advantageous to the Fund. Investing in the Funds involves special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the Funds to determine whether an investment is appropriate. Investment in the Funds alone does not constitute a balanced investment plan. The Funds are not intended for investors whose principal objective is current income or preservation of capital. The Funds are free to reduce or eliminate their activity in any of these areas without changing the respective Fund’s fundamental policies. Because of the inherent risks in any investment, there is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of a Fund’s objective. Also, there can be no assurance that the Funds will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the applicable Fund at a time that may not be opportune for shareholders.

The Advisor expects that the assets invested in the Funds will come from professional money managers who may all use similar technical models as part of an active trading strategy. This may result in large fluctuations in assets under management which may negatively impact performance by concentrating transaction costs on certain days or over certain periods.

INVESTMENTS AND RISKS:

ACCESS COMMODITY FUNDSM AND ACCESS BEAR COMMODITY FUNDSM

Additional information concerning the characteristics of the investments of the Funds is set forth below.

Commodity-Linked and Other Financial Instruments. The Access Commodity Fund will invest primarily in commodity-linked financial instruments, such as commodity swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, that provide exposure to the investment returns of the commodity markets as an alternative to direct investments in physical commodities. The Access Bear Commodity Fund will invest primarily in commodity-linked financial instruments, such as commodity swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes, that provide inverse exposure to the investment returns of the commodity markets as an alternative to direct investments in physical commodities. Commodities are assets that have tangible properties, such as precious metals, industrial metals, food

3

and fiber, livestock, grain and other agricultural products and oil and other tangible energy products. The value of a commodity-linked financial instrument generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodity markets.

In addition to investments in commodity-linked financial instruments, the Funds may, but are not required to, use a variety of other financial instruments with respect to securities, currencies, interest rates or other assets for investment or risk management purposes. Examples of financial instruments that the Funds may use include, but are not limited to, options, futures contracts, options on futures contracts, swap agreements (including total return and credit default swaps) and short sales. The Funds may invest in other types of financial instruments that are developed and offered in the future to the extent consistent with each Fund’s investment objective.

The Funds’ use of financial instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. Financial instruments also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and a possible imperfect correlation, or even no correlation, between price movements of financial instruments and price movements of related investments. Moreover, each Fund’s investments in commodity-linked financial instruments may subject the Fund to special risks that do not apply to all financial instruments transactions. If the Advisor incorrectly forecasts market values or commodities or other assets, interest rates, currencies or other economic factors in utilizing a financial instruments strategy for a Fund, the Fund might be in a worse position than if it had not entered into the transaction at all.

The commodities that commodity-linked financial instruments relate to may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, cartels, tariffs and international economic, political and regulatory developments, including war. These factors may have a greater effect on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities also are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks that subject each Fund’s investments to greater volatility than investments in traditional securities. Also, a liquid secondary market may not exist for the types of commodity-linked financial instruments that each Fund buys, which may make it difficult for the Fund to sell them at an acceptable price.

While some strategies involving financial instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security or other asset at a time that otherwise would be favorable, or the possible need to sell a portfolio security or other asset at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in financial instruments. In addition, each Fund may not be able to close out or liquidate its financial instruments positions at advantageous times or prices. Each Fund’s use of such instruments may also cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. There is no assurance that these strategies will be available at any time or that the Advisor will determine to use them for a Fund or, if used, that the strategies will be successful. For instance, each Fund’s use of commodity-linked financial instruments may be limited due to lack of availability or tax considerations, including tests that each Fund must satisfy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxation.” Each Fund’s use of financial instruments may also in certain circumstances give rise to a form of leverage and related risks. To the extent that any offsetting financial instrument positions do not behave in relation to one another as expected, each Fund may perform as if it is leveraged.

The various financial instruments in which the Funds may invest and associated risks are described in more detail below.

Swap Agreements and Options on Swap Agreements. As described above, the Funds may attempt to gain exposure (or inverse exposure, in the case of the Access Bear Commodity Fund) to the commodity markets by investing in commodity swap agreements, under which the Fund will receive the price appreciation (or depreciation)

4

of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying an agreed upon fee to the counterparty. If the commodity swap is for one period, the Funds may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Funds may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and would be adjusted based on fluctuations in the base rate each period. Therefore, if interest rates increase over the term of the swap contract, the Funds may be required to pay a higher fee at each swap reset date.

The Funds may also enter into other types of swap transactions for any legal purpose consistent with their investment objective and policies including, but not limited to, swap agreements on interest rates, security indexes, specific securities, currencies, and credit- and event-linked swaps. The Funds may also enter into options on swap agreements (“swap options”).

In addition to gaining exposure (or inverse exposure, in the case of the Access Bear Commodity Fund) to the commodity markets, the Funds may utilize swaps for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date.

Generally, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a particular index or in a “basket” of commodities futures, commodities or securities representing a particular index, in a particular foreign currency or at a particular interest rate.

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.

Certain swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because swap agreements are two party contracts and because they may have terms of greater than seven days, the “net amount” of a swap agreement may be considered to be illiquid. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the applicable Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swap option than they will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire

5

unexercised. However, when a Fund writes a swap option, the Fund will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (“CFTC”).

The Funds may enter into interest rate swaps. Interest rate swaps, in their most basic form, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund’s exposure to long or short-term interest rates. For example, a Fund may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

The use of interest rate swaps, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Funds may enter into total return swaps. Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index. Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.

The Funds may enter into equity swaps. In an equity swap, payments on one or both sides are linked to the performance of equities or an equity index. Equity swaps are normally used to (1) initiate and maintain long or short equity exposures either in an index or a specific stock portfolio; (2) temporarily eliminate exposure to an equity portfolio without disturbing the underlying equity position; or (3) increase, reduce, or eliminate market exposure to a single issue or a narrow stock portfolio or obtain greater diversification for a limited period of time without disturbing an underlying position.

For purposes of applying a Fund’s investment policies and restrictions (as stated in the Fund’s Prospectus and SAI), swap agreements are generally valued by the Fund at market value. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Index Options. The Funds may purchase and write options on indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. (See “Taxation”.)

An index fluctuates with changes in the market values of the constituents of the index. Options on indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the individual prices of the constituents, whether the Fund will realize a gain or loss from the

6

purchase or writing (sale) of options on an index depends upon movements in the level of constituent prices or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular constituent. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank or fund accountant cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing a Fund’s investment objective. Options on indexes are may be settled in cash or by physical delivery. For cash settlement the exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the AMEX, and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the Fund’s 15% limitation on investment in illiquid securities. (See “Illiquid Securities.”)

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Advisor intends to comply with all limitations.

Options on Securities. The Funds may buy and write (sell) options on securities for the purpose of realizing their investment objectives. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, a Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” A Fund accomplishes this by buying an option of the same series as the option previously written by

7

the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. A Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Related Options. A futures contract is an agreement between two parties to buy and sell an asset or return on an index for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

The Funds may invest in futures contracts and options thereon (“futures options”) on commodities and commodities indexes as well as other assets including, but not limited to, interest rates, securities, security indexes and foreign currencies. Futures contracts provide for the future sale by a party and purchase by another party of a specified quantity of a commodity, commodity index, financial instrument, foreign currency or the cash value of an index at a specified date and time.

A commodity futures contract is an agreement between two parties in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering various commodities indexes as well as a number of securities and other indexes, financial instruments and foreign currencies, including: the S&P 500; the

8

S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

The Funds may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Fund may also enter into OTC options on futures contracts.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of a Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells a futures contract or futures options, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or futures option, or otherwise “cover” its position.

The Advisor, in reliance on an amendment to Rule 4.5 under the CEA, is excluded from the status of “commodity pool operator” (“CPO”) and is therefore not subject to CPO registration and regulation under the CEA.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inverse to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with a long position in the futures contract. A Fund may cover long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

9

A Fund may cover its sale of a futures option by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

There are several additional risks associated with transactions in commodity futures contracts. These risks will apply to a Fund if it invests directly in these instruments or if it invests in swap agreements and other commodity-linked financial instruments whose performance is based on the performance of a basket of commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund has exposure to futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price. If the nature of hedgers and speculators in futures markets has shifted when it is time to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might be exposed to higher or lower futures prices when the assets are reinvested.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, cartels, tariffs, and international economic, political and regulatory developments, including war. These factors may have a larger impact on commodity prices and commodity-linked financial instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create

10

additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Structured Notes and Related Instruments. The Funds may invest in structured notes and other related instruments for investment or risk management purposes. Structured notes are privately negotiated debt obligations for which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. The Funds may invest a significant portion of their assets in structured notes where the principal and/or interest is determined by reference to the performance or value of a commodities index or portion of an index, commodity futures contracts or a single commodity. Such notes are sometimes referred to as “commodity-linked” notes. The Funds may also invest in structured notes with respect to selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may also be issued by corporations, including banks, as well as by governmental agencies.

Depending on the terms of the note, the Funds may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. The Funds may use structured notes to add leverage to the portfolio. Like other sophisticated strategies, a Fund’s use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the Advisor believes that many structured instruments are illiquid.

Hybrid Instruments. The Funds may invest in other types of “hybrid” instruments which combine the characteristics of commodities, securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a “benchmark”). Certain hybrid instruments provide exposure to the commodity markets. These are financial instruments with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt instruments, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will invest in commodity-linked hybrid instruments only if they qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Funds to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Funds.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Commodity-Related Company Securities. The Funds may invest in and take short positions in common and preferred stocks and in convertible securities issued by companies in commodities-related industries. The stock prices of companies in commodities-related industries may experience greater price volatility than other types of common stocks. Securities issued by companies in commodities-related industries are particularly sensitive to changes in the prices of, and in the supply and demand for, commodities. The value of securities issued by companies in commodities-related industries are subject to similar risks particular to commodities as described under “Commodity-Linked and Other Financial Instruments” above.

11

Below Investment Grade Securities. The Funds may seek exposure to below investment grade, high yield, fixed income securities (commonly referred to as “junk bonds”) or derivatives of such securities. Below investment grade securities generally reflect a greater possibility that adverse changes in the financial condition of the issuer and/or in general economic conditions may impair the ability of the issuer to make timely payments of interest and principal. In addition, because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired. Issuers of below investment grade securities may not have the more traditional methods of financing available to them. Some below investment grade securities are unsecured or subordinate to the prior payment of senior indebtedness. For these reasons, among others, the risk of default or failure to timely pay interest and principal payments is significantly greater for below investment grade securities. Failure of the Fund to receive interest and principal payments from its portfolio of fixed income securities will affect the Fund’s income and ability to meet its investment objective.

The inability or perceived inability of issuers to make timely payments of interest and principal can make the values of below investment grade securities held by a Fund more volatile and can limit the Fund’s ability to sell such securities at prices approximating the values the Fund has placed on such securities. In addition, the absence of a liquid trading market for below investment grade securities held by the Fund may make it difficult for the Fund to establish the fair value of the securities.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis of the issuer at the time of the rating. Therefore, the rating assigned to any particular security is not necessarily a reflection on the issuer’s current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, the ratings by the nationally recognized securities rating organizations (“NRSROs”) do not necessarily reflect an assessment of the volatility of a security’s market value or liquidity. See Appendix A of this SAI for a summary of the NRSROs’ ratings.

The value of below investment grade securities, like other fixed income securities, fluctuates in response to changes in the interest rates. A decrease in interest rates will generally result in an increase in value of a Fund’s fixed income securities, while an increase in interest rates will generally result in the decline of the value of the Fund’s fixed income securities. Below investment grade securities can also be affected, sometimes to a greater extent than other fixed income securities, by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the value of fixed income securities such as below investment grade securities. Changes by NRSROs in their rating of any fixed income security and changes in the ability of the issuer (or perceived ability) to make timely payments of interest and principal can also affect the value of such securities. While changes in the value of a Fund’s portfolio security will generally not affect income from such security, it will affect the Fund’s net asset value. A change in the rating of a Fund’s portfolio security will not necessarily cause the Fund to dispose of the security, provided that the Fund’s investment advisor believes retaining the security will assist the Fund in meeting its investment objective.

Corporate Bonds. A Fund’s investments in corporate debt securities will be representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The Funds may invest in all grades of corporate securities including below investment grade as discussed above.

Collateralized Debt Obligations (CDOs). The Funds may invest in collateralized debt obligations (CDOs). CDOs include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs), and other similarly structured securities. In a typical CDO investment, the Funds will purchase a security that is backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures, and swaps. The cash flows generated by the collateral are used to pay interest and principal to the Fund. CDOs are structured into tranches, and the payments allocated such that each tranche has a predictable cash flow stream and average life.

The portfolio underlying the CDO security is subject to investment guidelines. However, a Fund cannot monitor the underlying obligations of the CDO, and is subject to the risk that the CDO’s underlying obligations may not be authorized investments for the Fund.

12

In addition, a CDO is a derivative, and is subject to credit, liquidity, and interest rate risks, as well as volatility. The market value of the underlying securities at any time will vary, and may vary substantially from the price at which such underlying securities were initially purchased. The amount of proceeds received upon sale or disposition, or the amount received or recovered upon maturity, may not be sufficient to repay principal and interest to investors, which could result in losses to the Fund.

The securities issued by a CDO are not traded in organized exchange markets. Consequently, the liquidity of a CDO security is limited and there can be no assurance that a market will exist at the time that the Fund sells the CDO security. CDO investments may also be subject to transfer restrictions that further limit the liquidity of the CDO security.

Convertible Securities. The Funds may invest directly or indirectly in or take short positions in convertible securities. A convertible security is a bond, debenture, note, preferred stock, warrant, or other security that may be converted into or exchanged for either: (1) a prescribed amount of common stock or other security of the same or different issuer; or (2) cash within a particular time period at a specified price or formula. A convertible security generally entitles the holder to receive interest on debt securities or dividends stock securities until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities ordinarily provide a stream of income with generally higher yields than those of ordinary common stock of the same or similar issuer. Convertible securities generally have characteristics similar to both debt and equity securities. The value of the convertible securities generally tends to decline as interest rates rise and tends to fluctuate with the market value of the underlying equity securities due to the conversion feature. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund’s ability to invest in warrants may be limited by the Fund’s investment restrictions.

The Funds may invest in convertible securities that have a mandatory conversion feature. A convertible security with a mandatory conversion feature automatically converts into stock or other equity securities at the option of the issuer or at a specified date and a specified conversion ratio. Since conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying stock or equity security at times when the value of the underlying security has declined substantially. Convertible securities, particularly securities with a mandatory conversion feature, may be less liquid than other types of investments or illiquid. In such cases, the Fund may not be able to dispose of the convertible security in a timely fashion or at a fair price, which could result in a loss to the Fund.

Equity Securities. The Funds may invest in or take short positions in equity securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Fund is particularly sensitive to these market risks.

Foreign Securities. The Funds may invest without limit in or take short positions in securities of foreign issuers (“foreign securities”). These securities involve certain risks. These include the risk that an investment in a foreign issuer could be adversely effected as a result of a decline in value of the local currency versus the dollar. There is also the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may

13

include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments (including embargoes, cartels, tariffs and war) which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. Because commodity-related industries are frequently of substantial importance to the economies of specific countries, political and regulatory developments could have a greater impact on commodity-related companies located or operating in foreign countries. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The Funds also may invest in Depositary Receipts (see “Depositary Receipts” below) of foreign issuers, or in ordinary shares of foreign issuers who list their shares directly on U.S. exchanges.

Forward Contracts. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of the Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Short Sales. The Funds may engage in short sales transactions. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

The Funds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

Depositary Receipts. The Funds may invest in American Depositary Receipts (ADRs). For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchase or sales.

14

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

The Funds may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

The Funds may also invest in New York Shares (“NYSs”). NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges. The Fund may also invest in ordinary shares of foreign issuers traded directly on U.S. exchanges.

Investments in Other Investment Companies. The Funds may invest in the securities of other investment companies, including exchange traded funds (ETFs) and unit investment trusts (UITs), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investing in other investment companies involves substantially the same risks to a Fund as investing directly in the investments of the underlying investment companies. To the extent a Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing, and other operational expenses. Shareholders of a Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly. Under applicable law and regulations a Fund cannot acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities (“3% Limitation”), securities issued by such company would have an aggregate value in excess of 5% of the Fund’s assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s assets. Accordingly, the Funds are subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends or interest as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends or interest of the securities (net of expenses) up to the time of deposit. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Advisor believes it is in the Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by

15

1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There are risks associated with the investment of the Fund’s assets in fixed income ETFs, which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk. These risks could affect the income received from and the value of a particular ETF’s, which could cause the Fund’s income and asset value to be reduced.

Illiquid Securities. The Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (“Securities Act”), but which can be sold to qualified institutional buyers under Rule 144A under the Securities Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Commission, illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of the Funds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by the Funds to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Fund’s liquidity.

Borrowing. The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement.

16

The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

The Funds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

U.S. Government Securities. The Funds also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques the Funds employ, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of the Fund’s portfolio investments in these securities.

Repurchase Agreements. The Funds may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as “cover” for the investment techniques the Funds employ, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but

17

may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of a Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

Cash Reserves. To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, a Fund may invest all or part of the Fund’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

The Funds are authorized to invest up to 100% of their assets in money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund may invest in all types of Commercial Paper, including Commercial Paper rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), or Fitch, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Advisor’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by a Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

Reverse Repurchase Agreements. The Funds may use reverse repurchase agreements as part of their investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so. The Fund will segregate with its custodian bank cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Lending of Portfolio Securities. Subject to the investment restrictions set forth below, the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the respective Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend more than 33 1/3% of the value of the Fund’s total assets. Loans would be subject to termination by the lending Fund on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

When-Issued and Delayed-Delivery Securities. The Funds, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations

18

and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than a Fund’s purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that the Fund’s net asset value or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed delivery basis.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the prospectus, investing in the Funds presents certain risks, some of which are further described below.

Non-Diversified Status. The Funds are each a “non-diversified” series. The Funds are considered “non-diversified” because a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. Each Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Funds, however, intend to seek to qualify as a “regulated investment company” for purposes of the Code, which imposes Diversification Requirements (See “Taxation” on page [    ]) on the Fund that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for the Funds is expected to be greater than 100%. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Funds. The overall reasonableness of brokerage commissions is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because a Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for a Fund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

INVESTMENT RESTRICTIONS

Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed only by a vote of a majority of the outstanding Shares of the applicable Fund. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding Shares of the applicable Fund are present or represented by proxy; or (ii) more than 50% of the outstanding Shares of the series. Except with respect to a Fund’s restrictions governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction. These restrictions supplement the investment objective and policies of the Funds as set forth in each Fund’s Prospectus.

Access Commodity FundSM and Access Bear Commodity FundSM

1. Each Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute,

19

rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Each Fund may concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

3. Each Fund may borrow money or lend to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

4. Each Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

5. Each Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

For purposes of a Fund’s policy not to concentrate its assets in issuers in any particular industry or group of industries, the Fund uses the industry sub-group classifications provided by Bloomberg, L.P.

The fundamental investment restrictions of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Funds is normally calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day (due to the fact that Columbus Day and Veterans’ Day are currently the only two holidays where the Bond markets are closed and the NYSE is open).

To the extent that portfolio securities of a Fund are traded in other markets on days when the Fund’s principal trading market(s) is closed, the value of the Fund’s shares may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

The net asset value per share of each class of shares of a Fund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a Fund is calculated by dividing the market value of the Fund’s assets, less all liabilities, by the number of outstanding shares.

The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no

20

sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which a Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior that time at which the Fund calculates net asset value. Alternatively if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

When the Advisor determines that the price of a security is not readily available, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of each fiscal quarter. Portfolio holdings information may be made available prior to its public availability (“Non-Standard Disclosure”) as frequently as daily to the Funds’ service providers and as frequently as weekly to certain non-service providers (including rating agencies, consultants and other qualified financial professionals for such purposes as analyzing and ranking the Funds or performing due diligence and asset allocation). A recipient of Non-Standard Disclosure must sign a confidentiality agreement in which the recipient agrees that the information will be kept confidential, be used only for a legitimate business purpose and not be used for trading. Recipients are required to have systems and procedures in place to ensure that the confidentiality agreement will be honored. Neither the Funds nor the Advisor may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Non-Standard Disclosure may be authorized by the Funds’ Chief Compliance Officer, or in his absence, any other authorized officer of the Trust, if he determines that such disclosure is in the best interests of a Fund’s shareholders, no conflict exists between the interests of a Fund’s shareholders and those of the Advisor or Distributor, such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy and will consider modifications from time to time.

MANAGEMENT OF ACCESS ONE TRUST

Trustees and Officers

The Trust’s officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Trust. The Trustees set broad policies for the Trust and choose its officers. The Interested Trustee and all of the officers of the Trust are directors, officers or employees of the Advisor. The other Trustees are not “Interested Persons” as defined under Section 2(a)(19) of the 1940 Act (“Independent Trustees”). Trustees and officers of the Trust are also directors and officers of some or all of the funds in the Fund Complex. The Fund Complex includes all funds advised by the Advisor and any funds that have an investment adviser that is an affiliated person of the Advisor.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Independent Trustee and other directorships, if any, held by the Trustee, are shown below.

21

INDEPENDENT TRUSTEES

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/21/57	Trustee	Indefinite; December 2004 to present.	Directorship Search Group, Inc. (Executive Recruitment): President (2004 to present); Managing Director (March 1993 to 2004).	Access One Trust (8); ProFunds (115)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/21/61	Trustee	Indefinite; December 2004 to present.	AMC Delancy Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancy Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000).	Access One Trust (8); ProFunds (115)	AMC Delancy Group, Inc.

*	Each Trustee serves an indefinite term, until his or her successor is elected.

The Interested Trustee and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.

22

INTERESTED TRUSTEE

Name, Age and Address of Management Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Trustee	Indefinite; December 2004 to present.	Chairman and Chief Executive Office of the Advisor (May 1997 to Present).	Access One Trust (8); ProFunds (115)

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

OFFICERS

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Chairman	Indefinite; December 2004 to present.	Chairman and Chief Executive Office of the Advisor (May 1997 to Present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/9/62	President	Indefinite; December 2004 to present.	President of the Advisor (May 1997 to Present).

Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 2/8/66	Secretary	Indefinite; December 2004 to present.

Vice President and General Counsel of the

Advisor (July 2001 to

Present); GE Investment Management Inc.: Vice President and Associate

General Counsel (April

1998 to June 2001);

Kirkpatrick & Lockhart

LLP: Attorney (Prior to

April 1998).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/15/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel, Compliance Officer and Assistant Secretary –Calvert Group, Ltd. from January 1999 until October 2002.

23

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/29/71	Treasurer	Indefinite; December 2004 to present.	BISYS Fund Services: Vice President of Financial Services (April 2002 to Present); KPMG LLP: Senior Manager (August 1993 to March 2002).

John Danko 3435 Stelzer Road Columbus, OH 43219 Birth Date: 4/17/67	Vice President	Indefinite; December 2004 to present.	BISYS Fund Services: Director of Client Services (February 1997 to Present).

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee as of [            ] is shown below. [To be completed]

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Russell S. Reynolds, III
Michael L. Sapir
Michael C. Wachs

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Trust.

Committees

The Board of Trustees of the Trust has an Audit Committee. The Audit Committee is composed entirely of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds and Wachs. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of independent accounts and reviews with the independent accounts the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations.

Compensation of Trustees and Officers

The Trust, together with other funds in the Fund Complex advised by the Advisor for which a Trustee serves as director or trustee pays each Independent Trustee compensation for his services as Trustee at the annual rate of $35,000. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s officers, other than the Chief Compliance Officer, receive no compensation directly from the trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation estimated to be paid to the Trust’s Trustees by the Fund annually and paid by the Fund Complex for the fiscal year ending December 31, 2005.

COMPENSATION TABLE

Name of Person	Estimated Aggregate Compensation from Fund*		Total Compensation from Fund and Fund Complex Payable to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$5,000	**	$35,000
Michael C. Wachs, Trustee	$5,000	**	$35,000
Interested Trustee
Michael L. Sapir, Trustee	$0		$0

*	Assumes that each Independent Trustee will attend four (4) regular meetings of the Board of Trustees of the Fund to be held during the calendar year 2005.

24

**	An additional annual fee of $20,000 will be paid to the Independent Trustees for services to the Trust and ProFunds. This fee will be allocated between the Trusts based upon their respective net assets.

Portfolio Managers’ Compensation [To be updated]

ProFund Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the overall firms’ performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts and, in one case, a pooled investment vehicle. Certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each portfolio manager as of [            ].

Name of Portfolio Manager	Number of Registered Investment Company Accounts (Total Assets)	Number of Other Pooled Investment Vehicles (Total Assets)	Number of Other Accounts (Total Assets)

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the ProFunds family of investment companies as of [                    ].

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProFunds Family

25

CODES OF ETHICS

The Trust, the Advisor, and ProFunds Distributors, Inc. (“Distributor”) each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund; however, such transactions are reported on a regular basis. Advisor personnel subject to the Advisor’s code are also required to report transactions in registered open-end investment companies advised or sub-advised by the Advisor. The Codes are on file with the SEC and are available to the public.

PROXY VOTING POLICY AND PROCEDURES

Background

The Trust’s Board of Trustees (the “Board”) has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Fund, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors - considering factors such as director qualifications, term of office, age limits.

•	Proxy Contests - considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors - considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses - considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses - considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

26

•	Miscellaneous Governance Issues - considering factors such as confidential voting and equal access.

•	Capital Structure - considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation - considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation - considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring - considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting - considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues - considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between the Fund’s shareholders and the Advisor, underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities, or research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor for potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005 will be available (1) without charge, upon request, by calling the Advisor at 888-776-1972, (2) on the Fund’s web site, and (3) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [            ], no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

ProFund Advisors, LLC. Under an investment management agreement between the Advisor and the Trust, on behalf of each Fund, dated [            ] (“Agreement” or “Advisory Agreement”), the Funds pay the Advisor a fee at an annualized rate, based on each Fund’s average daily net assets of [0.75]%. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees and the officers of the Funds. The Advisor bears all costs associated with providing these advisory services. The Advisor may waive fees, reimburse expenses or otherwise contribute assets to the Funds, which may affect performance. The Advisor, from its own resources, including profits from advisory fees received from the Funds, also may make substantial payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. The Advisor also performs certain administrative services on behalf of the Fund pursuant to the Agreement.

The address of the Advisor is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland, 20814.

27

[Board of Trustee considerations to be provided after Board Meeting.]

OTHER SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accounting Agent. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. The Administrator also maintains the shareholder account records for the Funds, distributes dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and its shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; the Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement.

Distributor. ProFunds Distributors, Inc. serves as the distributor and principal underwriter in all fifty states and the District of Columbia and sells shares of the Funds on a continuous basis. Its address is 3435 Stelzer Road, Columbus, Ohio, 43219. The Distributor has no role in determining the investment policies of the Trust or the Funds, or which securities are to be purchased or sold by the Trust or the Funds.

Custodian. UMB Bank, N.A. acts as custodian to the Funds. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106. The Funds’ custodian, among other things, maintains a custody account or accounts in the name of the Funds; receives and delivers all assets for the Funds upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Funds and pays all expenses of the Funds. For its services, the custodian receives asset-based fees and transaction fees.

Independent Registered Public Accounting Firm. [            ] serves as the independent registered public accounting firm to the Funds. [            ] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. Its address is [                    ].

Legal Counsel. Ropes & Gray LLP serves as counsel to the Access One Trust. The firm’s address is One International Place, Boston, MA 02110-2624.

DISTRIBUTION AND SERVICE (12b-1) PLAN (SERVICE CLASS SHARES)

The Board of Trustees has approved a Distribution and Service Plan under which the Funds may pay broker-dealers (including, for the avoidance of doubt, the Distributor), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals (“Authorized Firms”) up to 0.75%, on an annualized basis, of average daily net assets attributable to Service Class Shares as compensation for service and distribution-related activities. In addition, under the Distribution and Service Plan, the Fund may pay Authorized Firms up to 0.25%, on an annualized basis, of average daily net assets attributable to Service Class Shares as compensation for shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class Shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Fund may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Distributor may pay all or any portion of the fee paid pursuant to the Distribution and Service Plan (the “Distribution/Service Fee”) to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Service Class Shares, or for providing personal services to investors in Service Class Shares and/or the maintenance of shareholder accounts, and may retain all or any portion of the Distribution/Service Fee as compensation for the Distributor’s services as principal underwriter of the Service Class Shares of the Funds.

28

The Advisor, the Distributor other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of the Fund for distribution related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, the Advisor, or Distributor may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

The Distribution and Service Plan is operated as a “compensation” plan, as payments may be made for services rendered to the Fund regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan’s renewal.

The Distribution and Service Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Class Shares of a Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class Shares of a Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Fund and holders of Service Class Shares of a Fund. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses. Authorized Firms may pay broker-dealers (including, for avoidance of doubt, the Distributor), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals (“Authorized Firms”), a fee as compensation for service and distribution-related activities and/or shareholder services.

DISTRIBUTION AND SERVICE (12b-1) PLAN (CLASS A SHARES)

Under a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) adopted by the Trustees, the Funds may pay Authorized Firms a fee as compensation for service and distribution-related activities and/or shareholder services.

Under the Plan, Class A Shares are authorized to pay a fee at an annual rate not to exceed 0.40% of the Fund’s average daily net assets attributable to Class A Shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A Shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in or not opposed to the best interest of Class A shareholders to do so.

Normally, on purchases of Class A Shares, or, for purchases of Class A Shares in excess of one million dollars (after the first eighteen months of investment), the Distributor may pay all or any portion of the fee received pursuant to the Plan to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Class A Shares of the Fund, or for providing services to investors in Class A Shares and/or the maintenance of shareholder accounts, and

29

may retain all or any portion of such fee as compensation for the Distributor’s services as principal underwriter of Class A Shares of the Funds.

Under the Plan, the Trust or the Distributor may enter into agreements (“Class A Distribution and Service Agreements”) with Authorized Firms that purchase Class A Shares on behalf of their clients. The Class A Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to the maximum amount permitted under the Plan (on an annual basis) of the average daily net assets of the Class A Shares of the Funds attributable to, or held in the name of the Authorized Firm for, its clients. The Funds may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Advisor, the Distributor or other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of the Funds for distribution-related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, the Advisor or the Distributor may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

The Plan and Class A Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the related Class A Distribution and Service Agreements. All material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Class A Shares of the Fund. The Class A Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Class A Shares of the Fund on not more than 60 days’ written notice to any other party to the Class A Distribution and Service Agreements. The Class A Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and holders of Class A Shares of the Funds. In the Trustees’ quarterly review of the Plan and Class A Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Class A investors. These activities and services are intended to make Class A Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

SALES CHARGES

Class A Shares

Dealer Reallowances. Class A Shares of the Funds are sold subject to a front-end sales charge as described in their respective prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of a Fund’s shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

AMOUNT OF INVESTMENT	AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1,000,000	1.75%
Over $1,000,000	1.00%

30

ADMINISTRATIVE SERVICES

The Funds may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of indirect beneficial ownership interests in the Funds. These programs include any type of arrangement through which investors have an indirect beneficial ownership interest in the Fund via omnibus accounts, bank common or collective trust funds, employee benefit plans or similar arrangements (each a “financial intermediary account”). Under these programs, the Trust, on behalf of the Funds, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide transfer agency, administrative services and other with respect to the Fund. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Depending on the arrangements, the Funds and/or the Advisor may compensate such financial intermediaries or their agents directly or indirectly for such administrative services.

For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of the Fund that are invested in the Fund through the financial intermediary account, and/or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account, and/or (iii) minimum account fees. The financial intermediary may impose other account or service charges to the Fund or directly on account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (“Securities Exchange Act”), and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Advisor may serve as an investment manager to and may place portfolio transactions on behalf of a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the Funds’ portfolios and the other client accounts.

The policy of the Funds regarding purchases and sales of securities for a Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Funds believe that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Advisor from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Funds are managed similarly to other funds managed by the Advisor. In certain circumstances, transactions for other funds managed by the Advisor may be placed prior to or after those for the Funds and may receive different prices for similar securities or instruments on any given day. As a consequence, other funds managed by the Advisor may receive execution of

31

trades superior to that of the Funds depending on market conditions, the time at which an order is placed and the liquidity of the market at a particular time.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement the Funds’ policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisors’ other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisors’ expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

Subject to the requirements of best execution, the Advisor may consider sales of Trust Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

COSTS AND EXPENSES

The Funds bear all expenses of their operations other than those assumed by the Advisor or the Administrator. Fund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees, listing fees, all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest. The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on July 29, 2004, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of common stock and classify Shares of a particular series into one or more classes of that series.

All shares of the Trust are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, if applicable, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Fund’s

32

shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

TAXATION

Overview. Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of the Funds’ Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”). Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). Income from direct investments in physical commodities will not qualify as gross income qualifying for the 90% test described above.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the “2004 Act”), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a RIC, each Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other

33

items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

If a Fund fails to qualify for taxation as a RIC for any taxable year, the Fund would be subject to tax on their taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a RIC, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. [The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s net asset value.]

Commodities. As described in the Prospectus, each Fund currently intends to gain most of its exposure to the commodity markets by entering into commodity-linked financial instruments, such as swap agreements, options, futures contracts and options on futures contracts, and commodity-linked notes. The status of these commodity swap contracts and other commodities-linked financial instruments under tests (the “Qualification Tests”) to qualify as a regulated investment company under Subchapter M of the Code is not certain. The Funds have not obtained an opinion of counsel, and there are no specific IRS rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked financial instruments under the Qualification Tests. The Fund intends to file a private letter ruling request with the IRS concerning the appropriate treatment of the income produced by certain commodity-linked financial instruments under the Qualification Tests. There is no assurance that the IRS would rule favorably on the issues presented in such a ruling request. If the IRS were not to rule favorably on one or more of the issues presented in such a ruling request, the Fund may need to alter the commodity-linked financial instruments in which it invests in order to continue to be assured of qualification as a regulated investment company.

As described above, if a Fund were to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a regulated investment company, the shareholders of the Fund, would be subject to diminished investment returns.

Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

34

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that they otherwise would have continued to hold. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Foreign Currency Forward Contracts and Swaps. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In addition, the tax treatment of a payment made or received on the Fund’s swap, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts and swaps undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund is not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds’ securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses, and otherwise affect the character of gains or losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Investments. With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign withholding and other taxes. The effective rate of foreign taxes to which the Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Passive Foreign Investment Companies. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross

35

income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

Distributions. For Federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or in Shares, are taxable at long term capital gains rate, regardless of how long the shareholder has held the Fund’s Shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Capital Gain Dividends are not eligible for the dividends received deduction.

Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to either (i) the fair market of the new shares issued to the shareholder, or (ii) if the shares are trading at below net asset value, the amount of each distribution allocated to the shareholder for the purchase of shares on its behalf in the open market.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of Shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares

36

purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such investments.

The Funds will not pay interest on uncashed distribution checks.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the net asset value of the Shares received.

Qualified Dividend Income. For taxable years beginning on or before December 31, 2008, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a passive foreign investment company. It is not expected that a significant portion of distributions from the Funds will be derived from qualified dividend income.

In general, distributions of investment income designated by the Funds as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Funds during any taxable year are 95% or more of its gross income, then 100% of a Fund’s dividends (other than property designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Disposition of Shares. Upon a redemption, sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and generally will be long-term, mid-term or short-term, depending upon the shareholder’s holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of the Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such Shares.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person

37

(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. In addition, as indicated above, Capital Gain Dividends will not be subject to withholding of U.S. federal income tax.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation’s U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) a Fund’s shares will nevertheless not constitute USRPIs if the Fund is a “domestically controlled qualified investment entity,” which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

Backup Withholding. The Funds may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish a Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability. The backup withholding rate is 28% for amount paid through 2010, and will be 31% for amounts paid thereafter.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special

38

treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

[Equalization Accounting. The Funds distribute their net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the Fund’s Shares; the total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. Investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.]

Tax Shelter Disclosure. Under recently enacted Treasury Regulations, if a shareholder recognizes a loss on a disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting, requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in the Funds based on the law as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to the Fund. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in the Funds.

RATING SERVICES

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services and Dominion Bond Rating Services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

FINANCIAL STATEMENTS

No information is presented for the Funds as they had not commenced investment operations as of the date of this SAI.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

39

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA (“DBRS”) — BOND AND LONG TERM DEBT RATINGS :

AAA: Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned

40

and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA: Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA — COMMERCIAL PAPER AND SHORT-TERM DEBT RATINGS:

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

R-1 (high): Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle): Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low): Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

41

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB: While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B: Issues rated “B” show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC: Issues rate “CCC” clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC-”CC”: is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

D: Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation “local currency.”

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

Speculative Grade:

BB - Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business economic environment.

CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A rating CC indicates that default of some kind appears probable. A rating C signals imminent default.

DD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%—100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%—90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

42

Access One Trust

PART C. OTHER INFORMATION

Item. 22.	Exhibits

(a)	(1) Amended and Restated Declaration of Trust of the Registrant – (1)
(2) Form of Establishment and Designation of Series – (3)
(3) Form of Establishment and Designation of Series – (4)

(b)	By-laws of the Registrant – (1)

(c)	Not applicable.

(d)	Form of Investment Advisory Agreement between Registrant and ProFund Advisors LLC – (3)

(e) (1)	Form of Distribution Agreement between Registrant and ProFunds Distributors, Inc. – (2)
(2)	Form of Dealer Agreement for Investor Class shares – (2)
(3)	Form of Shareholder Services Agreement for Non-NASD Members – (2)
(4)	Form of Distribution and Shareholder Services Agreement for NASD Registered Members – (2)

(f)	Not applicable.

(g) (1)	Custody Agreement between ProFunds and UMB Bank, N.A. (“UMB”) – (1)
(2)	Form of Amendment to Custody Agreement between ProFunds and UMB between the Registrant, ProFunds and UMB – (1)

(h) (1)	Administration Agreement between ProFunds and BISYS Fund Services L.P. (“BISYS”) - (1)
(2)	Form of Amendment to Administration Agreement between ProFunds and BISYS Fund Services L.P. (“BISYS”) between the Registrant, ProFunds and BISYS – (1)
(3)	Fund Accounting Agreement between ProFunds and BISYS Fund Services Ohio, Inc. – (1)
(4)	Form of Amendment to Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. between the Registrant, ProFunds and BISYS Fund Services Ohio, Inc. – (1)
(5)	Transfer Agency Agreement between ProFunds and BISYS Fund Services Ohio, Inc. – (1)
(6)	Form of Amendment to Transfer Agency Agreement between ProFunds and BISYS Fund Services Ohio, Inc. between the Registrant, ProFunds and BISYS Fund Services Ohio, Inc. – (1)
(7)	Form of Management Services Agreement between Registrant and ProFund Advisors LLC – (3)

(i)	Opinion and Consent of Counsel – to be filed by amendment

(j)	Consent of Independent Auditors - none

(k)	Not applicable.

(l)	Not applicable.

(m) (1)	Distribution and Shareholder Services Plan for Class A and C Shares – (1)
(2)	Distribution and Shareholder Services Plan for Service Class Shares – (1)
(3)	VP Distribution and Shareholder Services Plan – (2)

(n) (1)	Multiple Class Plan – (1)
(2)	Amended and Restated Multiple Class Plan – to be filed by amendment

(o)	Powers of Attorney – (2)

(p) (1)	Code of Ethics of the Registrant – (1)
(2)	Code of Ethics of the Advisor – (2)
(3)	Code of Ethics of the Distributor – (2)

(1)	Previously filed on December 10, 2004 as part of Pre-Effective Amendment No. 2 and incorporated by reference herein.

(2)	Previously filed on December 17, 2004 as part of Pre-Effective No. 3 and incorporated by reference herein.

(3)	Previously filed on February 28, 2005 as part of Post-Effective No. 2 and incorporated by reference herein.

(4)	Filed herewith.

Item. 23.	Persons Controlled by or Under Common Control with Registrant

None

Item. 24. Indemnification

Reference is made to Article Eight of the Registrant’s Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated July 29, 2004 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”). Each Covered Person shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses including but not limited to amounts paid in satisfaction of judgments, in compromise or fines and penalties, and counsel fees reasonably incurred or paid by him in connection with the defense or disposition of any claim, action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he becomes or may have become involved as a party or otherwise or with which he becomes or may have become threatened by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a) For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of Section 8.5.2 of the Declaration of Trust) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.6 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust including counsel fees so incurred by any Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification under Section 8.5 of the Declaration of Trust.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(c) A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(d) “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(e) “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item. 25.	Business and Other Connections of Investment Advisers

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Management of the Access One Trust” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

ProFund Advisors LLC (the “Advisor”), is a limited liability company formed under the laws of the State of Maryland on May 8, 1997.

Item. 26.	Principal Underwriters

ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 acts as principal underwriter for the Registrant. The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

Name	Positions and Offices with Distributor	Positions and Offices with Registrant
William J. Tomko	President	None
Kevin J. Dell	Secretary and Director	None
Edward S. Forman	Assistant Secretary	None
Roberta A. Bucher	Financial and Operations Principal	None
James L. Fox	Director	None
Stephen E. Hoffman	Treasurer	None
Richard F. Froio	Vice President, Chief Compliance Officer, Executive Representative and Supervisory Principal	None
Charles L. Booth	Vice President and Assistant Compliance Officer	None

Item. 27.	Location of Accounts and Records

All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

(1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager).

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 100 Summer Street, Boston, Massachusetts 02110 (official records of the Trust and records produced by BISYS in its role as administrator, fund accountant, transfer agent and distributor).

(3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each Fund (records relating to its function as Custodian)

Item. 28.	Management Services

Not applicable.

Item. 29.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda and State of Maryland on the 15th of March, 2005.

ACCESS ONE TRUST

By:	/s/ Louis M. Mayberg
Louis M. Mayberg, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th of March, 2005.

Signatures		Title	Date

/s/ Michael L. Sapir Michael L. Sapir		Trustee and Chairman	March 15, 2005

/s/ Russell S. Reynolds, III Russell S. Reynolds, III	*	Trustee	March 15, 2005

/s/ Michael C. Wachs Michael C. Wachs	*	Trustee	March 15, 2005

/s/ Louis M. Mayberg Louis M. Mayberg		President and Principal Executive Officer	March 15, 2005

/s/ Troy A. Sheets Troy A. Sheets	*	Treasurer and Principal Financial Officer	March 15, 2005

* By:	/s/ Marc R. Bryant
Marc R. Bryant as Attorney-in-Fact

Date: March 15, 2005

Exhibit Index

Item Number	Item
22 (a)(3)	Form of Establishment and Designation of Series